GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Aerospace & Defense – 1.4%
2,708	Boeing Co. (The)*	$ 646,806
31,260	Lockheed Martin Corp.	13,953,526

		14,600,332

Air Freight & Logistics – 0.2%
21,884	C.H. Robinson Worldwide, Inc.	2,192,339

Automobiles – 4.0%
164,531	General Motors Co.	6,313,055
128,082	Tesla, Inc.*	34,252,969

		40,566,024

Beverages – 1.8%
107,427	Coca-Cola Co. (The)	6,652,954
213,852	Monster Beverage Corp.*	12,294,352

		18,947,306

Biotechnology – 4.6%
155,857	AbbVie, Inc.	23,313,090
146,501	Incyte Corp.*	9,335,044
27,881	Sarepta Therapeutics, Inc.*	3,022,021
3,298	Ultragenyx Pharmaceutical, Inc.*	142,210
30,903	Vertex Pharmaceuticals, Inc.*	10,888,363

		46,700,728

Broadline Retail – 5.5%
418,293	Amazon.com, Inc.*	55,917,408

Building Products – 0.0%
5,215	Johnson Controls International PLC	362,703

Capital Markets – 0.6%
6,576	Ameriprise Financial, Inc.	2,291,407
17,222	CME Group, Inc.	3,426,489

		5,717,896

Chemicals – 1.3%
49,255	Sherwin-Williams Co. (The)	13,619,008

Commercial Services & Supplies – 1.6%
24,821	Cintas Corp.	12,461,135
23,156	Copart, Inc.*	2,046,759

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
12,368	Republic Services, Inc.	$ 1,868,928

		16,376,822

Communications Equipment – 1.2%
76,150	Arista Networks, Inc.*	11,810,104

Construction Materials – 0.6%
27,255	Vulcan Materials Co.	6,009,728

Consumer Finance – 0.0%
3,850	Synchrony Financial	132,979

Consumer Staples Distribution & Retail – 2.1%
38,469	Costco Wholesale Corp.	21,568,414

Distributors – 0.3%
56,324	LKQ Corp.	3,085,992

Diversified Consumer Services – 0.2%
70,707	H&R Block, Inc.	2,376,462

Electrical Equipment – 0.1%
8,533	AMETEK, Inc.	1,353,334

Entertainment – 1.3%
15,962	Netflix, Inc.*	7,006,839
63,167	ROBLOX Corp., Class A*	2,479,305
22,936	Spotify Technology SA*	3,426,868

		12,913,012

Financial Services – 2.0%
13,027	Mastercard, Inc., Class A	5,136,285
40,621	Shift4 Payments, Inc., Class A*	2,802,443
92,355	Toast, Inc., Class A*	2,038,275
34,163	Visa, Inc., Class A	8,121,570
10,272	WEX, Inc.*	1,945,003

		20,043,576

Ground Transportation – 0.7%
144,200	Uber Technologies, Inc.*	7,132,132

Health Care Equipment & Supplies – 2.1%
4,438	Align Technology, Inc.*	1,677,076
23,112	Inspire Medical Systems, Inc.*	6,651,865

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
12,785	Intuitive Surgical, Inc.*	$ 4,147,454
31,174	Penumbra, Inc.*	9,456,944

		21,933,339

Health Care Providers & Services – 1.8%
23,039	Elevance Health, Inc.	10,865,884
15,924	UnitedHealth Group, Inc.	8,063,436

		18,929,320

Hotel & Resort REITs – 0.8%
573,086	Park Hotels & Resorts, Inc. REIT	7,811,162

Hotels, Restaurants & Leisure – 2.3%
67,047	Airbnb, Inc., Class A*	10,203,883
32,158	Caesars Entertainment, Inc.*	1,897,965
64,679	Norwegian Cruise Line Holdings Ltd.*	1,427,466
52,453	Texas Roadhouse, Inc.	5,851,132
26,831	Wingstop, Inc.	4,523,170

		23,903,616

Insurance – 0.8%
3,464	Globe Life, Inc.	388,557
16,814	Kinsale Capital Group, Inc.	6,265,401
14,588	Progressive Corp. (The)	1,837,796

		8,491,754

Interactive Media & Services – 9.7%
208,472	Alphabet, Inc., Class A*	27,668,404
369,228	Alphabet, Inc., Class C*	49,147,939
70,077	Meta Platforms, Inc., Class A*	22,326,532

		99,142,875

IT Services – 1.8%
32,783	Cloudflare, Inc., Class A*	2,254,487
24,723	Gartner, Inc.*	8,741,806
4,143	MongoDB, Inc.*	1,754,146
31,305	Snowflake, Inc., Class A*	5,563,211

		18,313,650

Life Sciences Tools & Services – 2.7%
37,032	Agilent Technologies, Inc.	4,509,387
147,940	Bruker Corp.	10,166,437
5,717	Medpace Holdings, Inc.*	1,447,373

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
8,582	Mettler-Toledo International, Inc.*	$ 10,791,607
2,289	West Pharmaceutical Services, Inc.	842,443

		27,757,247

Media – 0.9%
98,520	Trade Desk, Inc. (The), Class A*	8,990,935

Oil, Gas & Consumable Fuels – 0.4%
23,167	Cheniere Energy, Inc.	3,749,811

Personal Care Products – 0.0%
27,942	Olaplex Holdings, Inc.*	100,591

Pharmaceuticals – 1.6%
15,536	Eli Lilly & Co.	7,061,889
50,788	Zoetis, Inc.	9,552,715

		16,614,604

Semiconductors & Semiconductor Equipment – 7.6%
2,790	Applied Materials, Inc.	422,936
6,436	Broadcom, Inc.	5,783,711
20,350	KLA Corp.	10,458,883
75,849	Microchip Technology, Inc.	7,125,255
6,532	Monolithic Power Systems, Inc.	3,654,589
107,873	NVIDIA Corp.	50,407,974

		77,853,348

Software – 17.5%
2,387	Adobe, Inc.*	1,303,708
43,185	Autodesk, Inc.*	9,154,788
47,950	Confluent, Inc., Class A*	1,656,193
134,158	Fortinet, Inc.*	10,426,760
17,604	HubSpot, Inc.*	10,220,002
20,496	Intuit, Inc.	10,487,803
313,422	Microsoft Corp.	105,284,718
5,399	New Relic, Inc.*	453,408
9,025	Palo Alto Networks, Inc.*	2,255,889
33,420	Salesforce, Inc.*	7,519,834
16,723	ServiceNow, Inc.*	9,749,509
25,835	Smartsheet, Inc., Class A*	1,147,074
79,315	Splunk, Inc.*	8,592,194
5,575	Zscaler, Inc.*	894,119

		179,145,999

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialized REITs – 0.9%
98,781	Lamar Advertising Co., Class A REIT	$ 9,749,685

Specialty Retail – 4.3%
10,222	Burlington Stores, Inc.*	1,815,632
48,943	CarMax, Inc.*	4,043,181
120,368	Chewy, Inc., Class A*	4,080,475
42,246	Five Below, Inc.*	8,801,532
12,822	Home Depot, Inc. (The)	4,280,496
9,639	O’Reilly Automotive, Inc.*	8,923,690
103,508	Ross Stores, Inc.	11,866,157

		43,811,163

Technology Hardware, Storage & Peripherals – 12.2%
635,448	Apple, Inc.	124,833,759
25,665	Hewlett Packard Enterprise Co.	446,058

		125,279,817

Textiles, Apparel & Luxury Goods – 1.6%
34,633	Crocs, Inc.*	3,752,485
1,352	Deckers Outdoor Corp.*	735,069
32,741	Lululemon Athletica, Inc.*	12,393,451

		16,881,005

TOTAL INVESTMENTS – 98.5% (Cost $617,799,104)		$1,009,886,220

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		15,698,722

NET ASSETS – 100.0%		$1,025,584,942

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	61	09/15/23	$14,074,225	$806,911

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Aerospace & Defense – 4.0%
22,404	Boeing Co. (The)*	$ 5,351,195
76,612	Howmet Aerospace, Inc.	3,917,938
2,025	Lockheed Martin Corp.	903,899
43,741	Textron, Inc.	3,401,738

		13,574,770

Air Freight & Logistics – 0.1%
1,906	C.H. Robinson Worldwide, Inc.	190,943

Automobile Components – 0.4%
9,814	Lear Corp.	1,518,815

Automobiles – 1.4%
116,203	General Motors Co.	4,458,709
2,537	Thor Industries, Inc.	292,998

		4,751,707

Banks – 5.9%
222,794	Bank of America Corp.	7,129,408
10,943	BOK Financial Corp.	974,802
51,945	Citigroup, Inc.	2,475,699
20,685	Commerce Bancshares, Inc.	1,100,028
2,863	East West Bancorp, Inc.	178,107
48,205	JPMorgan Chase & Co.	7,614,462
16,546	Webster Financial Corp.	782,957

		20,255,463

Beverages – 0.3%
10,766	Coca-Cola Co. (The)	666,739
4,286	Molson Coors Beverage Co., Class B	299,034

		965,773

Biotechnology – 3.8%
18,607	AbbVie, Inc.	2,783,235
15,782	BioMarin Pharmaceutical, Inc.*	1,387,711
14,362	Gilead Sciences, Inc.	1,093,523
8,519	Incyte Corp.*	542,831
14,531	Moderna, Inc.*	1,709,717
7,166	United Therapeutics Corp.*	1,739,332
10,227	Vertex Pharmaceuticals, Inc.*	3,603,381

		12,859,730

Shares	Description	Value

Common Stocks – (continued)
Broadline Retail – 0.0%
91	MercadoLibre, Inc. (Brazil)*	$ 112,663

Building Products – 1.3%
65,938	Johnson Controls International PLC	4,585,988

Capital Markets – 5.3%
92,344	Bank of New York Mellon Corp. (The)	4,188,724
14,428	Blue Owl Capital, Inc.	177,753
25,119	CME Group, Inc.	4,997,676
3,661	Coinbase Global, Inc., Class A*	361,011
13,945	Interactive Brokers Group, Inc., Class A	1,217,817
350	MSCI, Inc.	191,828
20,710	Northern Trust Corp.	1,659,285
25,416	Robinhood Markets, Inc., Class A*	326,850
8,357	S&P Global, Inc.	3,296,920
23,970	Stifel Financial Corp.	1,523,054

		17,940,918

Chemicals – 5.5%
12,249	Axalta Coating Systems Ltd.*	391,968
34,097	Dow, Inc.	1,925,458
98,673	Element Solutions, Inc.	2,068,186
2,287	International Flavors & Fragrances, Inc.	193,503
12,708	Linde PLC	4,964,634
40,329	Mosaic Co. (The)	1,643,810
1,628	NewMarket Corp.	735,368
27,670	RPM International, Inc.	2,858,588
14,297	Sherwin-Williams Co. (The)	3,953,120

		18,734,635

Commercial Services & Supplies – 2.0%
5,184	Cintas Corp.	2,602,575
27,883	Republic Services, Inc.	4,213,400

		6,815,975

Communications Equipment – 1.3%
4,888	Arista Networks, Inc.*	758,080
71,065	Cisco Systems, Inc.	3,698,223

		4,456,303

Construction Materials – 1.4%
4,794	Martin Marietta Materials, Inc.	2,140,329

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – (continued)
11,947	Vulcan Materials Co.	$ 2,634,314

		4,774,643

Consumer Finance – 1.8%
82,543	Ally Financial, Inc.	2,520,863
104,390	Synchrony Financial	3,605,631

		6,126,494

Consumer Staples Distribution & Retail – 2.5%
40,476	Kroger Co. (The)	1,968,753
41,233	Walmart, Inc.	6,591,507

		8,560,260

Distributors – 1.2%
3,297	Genuine Parts Co.	513,409
67,546	LKQ Corp.	3,700,845

		4,214,254

Electric Utilities – 1.5%
31,218	Edison International	2,246,447
3,324	Entergy Corp.	341,375
9,994	Exelon Corp.	418,349
7,002	Hawaiian Electric Industries, Inc.	268,806
29,186	Xcel Energy, Inc.	1,830,838

		5,105,815

Electrical Equipment – 1.3%
27,263	AMETEK, Inc.	4,323,912

Electronic Equipment, Instruments & Components – 0.7%
6,656	Teledyne Technologies, Inc.*	2,559,432

Energy Equipment & Services – 0.2%
17,586	Baker Hughes Co.	629,403
7,067	NOV, Inc.	141,905

		771,308

Entertainment – 0.6%
1,736	Netflix, Inc.*	762,052
6,136	ROBLOX Corp., Class A*	240,838
11,850	Roku, Inc.*	1,140,799

		2,143,689

Shares	Description	Value

Common Stocks – (continued)
Financial Services – 4.5%
41,708	Berkshire Hathaway, Inc., Class B*	$ 14,679,548
7,744	Block, Inc.*	623,624

		15,303,172

Food Products – 2.0%
43,579	Kraft Heinz Co. (The)	1,576,688
70,572	Mondelez International, Inc., Class A	5,231,503
34	Seaboard Corp.	122,570

		6,930,761

Gas Utilities – 0.2%
15,372	National Fuel Gas Co.	816,407

Ground Transportation – 1.3%
27,347	Ryder System, Inc.	2,793,496
3,450	Saia, Inc.*	1,459,833
3,593	Uber Technologies, Inc.*	177,710

		4,431,039

Health Care Equipment & Supplies – 2.1%
92,167	Boston Scientific Corp.*	4,778,859
62,114	Envista Holdings Corp.*	2,137,343
578	Inspire Medical Systems, Inc.*	166,354
4,168	Integra LifeSciences Holdings Corp.*	189,519

		7,272,075

Health Care Providers & Services – 5.0%
62,721	Centene Corp.*	4,270,673
1,751	Cigna Group (The)	516,720
68,251	CVS Health Corp.	5,097,667
11,404	Elevance Health, Inc.	5,378,469
2,300	Encompass Health Corp.	151,869
3,784	HCA Healthcare, Inc.	1,032,313
3,567	Tenet Healthcare Corp.*	266,562
1,413	Universal Health Services, Inc., Class B	196,350

		16,910,623

Health Care REITs – 1.0%
13,992	Healthpeak Properties, Inc. REIT	305,445
65,251	Ventas, Inc. REIT	3,165,979

		3,471,424

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotel & Resort REITs – 2.2%
216,536	Host Hotels & Resorts, Inc. REIT	$ 3,984,262
268,054	Park Hotels & Resorts, Inc. REIT	3,653,576

		7,637,838

Hotels, Restaurants & Leisure – 0.7%
5,610	Airbnb, Inc., Class A*	853,786
36,789	Norwegian Cruise Line Holdings Ltd.*	811,933
6,612	Royal Caribbean Cruises Ltd.*	721,435

		2,387,154

Household Durables – 1.3%
3,494	D.R. Horton, Inc.	443,808
31,062	Lennar Corp., Class A	3,939,593

		4,383,401

Household Products – 0.6%
4,176	Kimberly-Clark Corp.	539,122
8,907	Procter & Gamble Co. (The)	1,392,164

		1,931,286

Independent Power and Renewable Electricity Producers – 0.1%
10,588	Brookfield Renewable Corp., Class A	330,028

Industrial REITs – 2.5%
19,786	First Industrial Realty Trust, Inc. REIT	1,022,936
44,180	Prologis, Inc. REIT	5,511,455
33,625	Rexford Industrial Realty, Inc. REIT	1,852,401

		8,386,792

Insurance – 5.6%
12,408	Arch Capital Group Ltd.*	963,978
25,145	Chubb Ltd.	5,139,889
32,047	CNA Financial Corp.	1,254,961
30,202	Globe Life, Inc.	3,387,758
5,394	Loews Corp.	337,934
16,346	Prudential Financial, Inc.	1,577,226
7,635	Reinsurance Group of America, Inc.	1,071,572
23,638	Travelers Cos., Inc. (The)	4,080,155
19,788	W R Berkley Corp.	1,220,722

		19,034,195

Interactive Media & Services – 0.2%
1,458	Alphabet, Inc., Class A*	193,506

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
31,881	TripAdvisor, Inc.*	$ 594,580

		788,086

IT Services – 0.7%
18,075	Okta, Inc.*	1,389,245
4,714	VeriSign, Inc.*	994,418

		2,383,663

Leisure Products – 0.1%
1,596	Polaris, Inc.	216,801

Life Sciences Tools & Services – 1.3%
3,142	Bio-Rad Laboratories, Inc., Class A*	1,273,641
70,775	QIAGEN NV*	3,313,686

		4,587,327

Machinery – 2.0%
47,604	PACCAR, Inc.	4,100,133
9,361	Pentair PLC	650,590
9,310	RBC Bearings, Inc.*	2,104,525

		6,855,248

Media – 1.2%
136,583	News Corp., Class A	2,707,075
3,613	Paramount Global, Class B	57,916
13,800	Trade Desk, Inc. (The), Class A*	1,259,388

		4,024,379

Metals & Mining – 0.6%
34,740	Freeport-McMoRan, Inc.	1,551,141
1,090	Steel Dynamics, Inc.	116,172
9,362	United States Steel Corp.	238,731

		1,906,044

Multi-Utilities – 0.4%
18,991	Public Service Enterprise Group, Inc.	1,198,712

Oil, Gas & Consumable Fuels – 4.9%
18,975	Cheniere Energy, Inc.	3,071,294
13,267	Chevron Corp.	2,171,277
36,547	Exxon Mobil Corp.	3,919,300
78,705	Kinder Morgan, Inc.	1,393,866
16,558	Marathon Petroleum Corp.	2,202,545

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
529	Pioneer Natural Resources Co.	$ 119,379
31,141	Valero Energy Corp.	4,014,386

		16,892,047

Pharmaceuticals – 6.3%
87,395	Bristol-Myers Squibb Co.	5,435,095
180,750	Elanco Animal Health, Inc.*	2,181,652
47,299	Johnson & Johnson	7,924,001
3,916	Merck & Co., Inc.	417,641
80,915	Organon & Co.	1,778,512
16,593	Pfizer, Inc.	598,344
104,307	Royalty Pharma PLC, Class A	3,273,154

		21,608,399

Professional Services – 0.3%
74,003	Dun & Bradstreet Holdings, Inc.	874,715

Real Estate Management & Development – 0.4%
16,353	CoStar Group, Inc.*	1,373,161

Residential REITs – 1.1%
22,639	Mid-America Apartment Communities, Inc. REIT	3,388,153
10,733	UDR, Inc. REIT	438,765

		3,826,918

Retail REITs – 0.2%
28,766	Brixmor Property Group, Inc. REIT	654,139

Semiconductors & Semiconductor Equipment – 1.3%
798	First Solar, Inc.*	165,505
94,949	Intel Corp.	3,396,326
4,295	NXP Semiconductors NV (China)	957,699

		4,519,530

Software – 2.1%
1,689	Autodesk, Inc.*	358,051
15,573	Fortinet, Inc.*	1,210,334
1,984	HubSpot, Inc.*	1,151,811
19,851	Salesforce, Inc.*	4,466,673

		7,186,869

Shares	Description	Value

Common Stocks – (continued)
Specialized REITs – 0.5%
18,607	CubeSmart REIT	$ 806,799
13,125	National Storage Affiliates Trust REIT	443,494
2,020	SBA Communications Corp. REIT	442,279

		1,692,572

Specialty Retail – 1.6%
38,832	CarMax, Inc.*	3,207,912
39,721	Chewy, Inc., Class A*	1,346,542
4,608	Penske Automotive Group, Inc.	743,823

		5,298,277

Technology Hardware, Storage & Peripherals – 1.1%
219,236	Hewlett Packard Enterprise Co.	3,810,322

Textiles, Apparel & Luxury Goods – 1.6%
7,546	Lululemon Athletica, Inc.*	2,856,388
43,840	Skechers USA, Inc., Class A*	2,436,627

		5,293,015

Trading Companies & Distributors – 0.1%
1,188	Ferguson PLC	192,005

TOTAL INVESTMENTS – 99.6% (Cost $309,738,133)		$339,751,914

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,456,031

NET ASSETS – 100.0%		$341,207,945

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 1.3%
17,871	AAR Corp.*	$ 1,068,686
13,301	AeroVironment, Inc.*	1,267,053
2,392	Ducommun, Inc.*	119,935
10,638	National Presto Industries, Inc.	833,062
13,404	Parsons Corp.*	662,425
97,154	Triumph Group, Inc.*	1,228,998

		5,180,159

Automobile Components – 1.0%
181,745	American Axle & Manufacturing Holdings, Inc.*	1,717,490
8,484	Fox Factory Holding Corp.*	949,360
6,405	Goodyear Tire & Rubber Co. (The)*	102,992
13,835	Luminar Technologies, Inc.*(a)	102,379
2,979	Visteon Corp.*	459,034
9,808	XPEL, Inc.*	796,704

		4,127,959

Banks – 7.6%
60,240	Amalgamated Financial Corp.	1,202,390
38,498	Ameris Bancorp	1,680,438
21,062	Associated Banc-Corp.	399,125
7,147	Axos Financial, Inc.*	335,909
9,624	BancFirst Corp.	961,438
12,742	Bancorp, Inc. (The)*	482,922
87,357	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,806,780
2,363	Banner Corp.	112,502
3,611	Business First Bancshares, Inc.	73,845
6,537	Carter Bankshares, Inc.*	96,029
2,632	Cathay General Bancorp	100,121
61,653	Central Pacific Financial Corp.	1,124,551
6,122	Community Trust Bancorp, Inc.	234,962
6,660	Enterprise Financial Services Corp.	273,060
6,216	Esquire Financial Holdings, Inc.	310,458
110,190	First BanCorp. (Puerto Rico)	1,636,322
6,945	First Bancorp, Inc. (The)	183,279
51,359	Glacier Bancorp, Inc.	1,679,439
30,022	Hancock Whitney Corp.	1,321,268
44,876	Hanmi Financial Corp.	852,644
2,506	Heartland Financial USA, Inc.	86,056
62,118	Heritage Financial Corp.	1,165,334

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
3,912	Home Bancorp, Inc.	$ 139,345
2,460	HomeTrust Bancshares, Inc.	59,803
8,181	Independent Bank Corp.	169,019
32,956	International Bancshares Corp.	1,635,936
7,478	Live Oak Bancshares, Inc.	283,192
6,385	Metrocity Bankshares, Inc.	136,894
39,964	National Bank Holdings Corp., Class A	1,373,163
15,969	Northeast Bank	760,763
9,806	Northeast Community Bancorp, Inc.(a)	158,759
4,716	OFG Bancorp (Puerto Rico)	157,939
6,590	Old National Bancorp	112,228
25,255	Old Second Bancorp, Inc.	403,827
5,211	Origin Bancorp, Inc.	169,879
21,346	Pathward Financial, Inc.	1,109,138
22,687	PCB Bancorp	370,252
4,081	Renasant Corp.	126,266
17,645	Seacoast Banking Corp. of Florida	436,008
6,743	Southside Bancshares, Inc.	223,935
7,678	Texas Capital Bancshares, Inc.*	490,240
40,661	TrustCo Bank Corp.	1,235,688
24,051	UMB Financial Corp.	1,707,621
127,814	Valley National Bancorp	1,311,372
20,114	Veritex Holdings, Inc.	432,652
5,014	Westamerica BanCorp	246,639

		30,369,430

Beverages – 1.3%
3,807	Coca-Cola Consolidated, Inc.	2,411,392
7,770	National Beverage Corp.*	410,645
176,595	Primo Water Corp.	2,502,351

		5,324,388

Biotechnology – 6.8%
21,843	89bio, Inc.*	345,993
30,850	ACADIA Pharmaceuticals, Inc.*	902,054
208,342	ADMA Biologics, Inc.*	864,619
136,129	Agenus, Inc.*	206,916
39,409	Alkermes PLC*	1,153,896
14,675	Allogene Therapeutics, Inc.*	72,788
21,264	ALX Oncology Holdings, Inc.*	129,923
59,262	Amicus Therapeutics, Inc.*	807,148
4,951	Arcturus Therapeutics Holdings, Inc.*	173,087

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
5,035	Arrowhead Pharmaceuticals, Inc.*	$ 173,808
5,721	Astria Therapeutics, Inc.*	51,260
84,755	Aurinia Pharmaceuticals, Inc. (Canada) *	981,463
3,437	Avid Bioservices, Inc.*	43,512
3,221	BioCryst Pharmaceuticals, Inc.*	23,803
47,075	Biohaven Ltd.*	935,851
12,373	Bridgebio Pharma, Inc.*	433,179
82,311	CareDx, Inc.*	898,013
57,544	Catalyst Pharmaceuticals, Inc.*	795,834
50,573	Deciphera Pharmaceuticals, Inc.*	683,747
12,047	Denali Therapeutics, Inc.*	342,496
17,677	Dyne Therapeutics, Inc.*	215,306
21,666	Eagle Pharmaceuticals, Inc.*	449,786
17,031	Enanta Pharmaceuticals, Inc.*	323,078
43,911	Erasca, Inc.*	115,925
45,602	Generation Bio Co.*	231,658
17,867	Halozyme Therapeutics, Inc.*	767,566
31,029	Ideaya Biosciences, Inc.*	693,808
65,911	Iovance Biotherapeutics, Inc.*	478,514
12,220	iTeos Therapeutics, Inc.*	171,813
33,926	KalVista Pharmaceuticals, Inc.*	342,653
122,885	Karyopharm Therapeutics, Inc.*	221,193
42,124	Kiniksa Pharmaceuticals Ltd., Class A*	793,616
57,974	Kodiak Sciences, Inc.*	173,342
9,312	MacroGenics, Inc.*	44,418
3,437	Madrigal Pharmaceuticals, Inc.*	705,616
95,115	MannKind Corp.*	434,676
4,924	MeiraGTx Holdings PLC*	31,021
30,205	Myriad Genetics, Inc.*	675,082
3,424	Nurix Therapeutics, Inc.*	33,247
14,407	Organogenesis Holdings, Inc.*	61,518
41,462	PMV Pharmaceuticals, Inc.*	271,162
30,291	PTC Therapeutics, Inc.*	1,221,939
11,309	Recursion Pharmaceuticals, Inc., Class A*	159,683
16,194	Replimune Group, Inc.*	341,208
4,433	REVOLUTION Medicines, Inc.*	116,366
8,258	Rhythm Pharmaceuticals, Inc.*	147,323
30,309	Rigel Pharmaceuticals, Inc.*	41,826
49,584	Rocket Pharmaceuticals, Inc.*	894,991
16,144	Sana Biotechnology, Inc.*	94,604
8,863	SpringWorks Therapeutics, Inc.*	278,121
173,349	Sutro Biopharma, Inc.*	774,870

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
49,095	TG Therapeutics, Inc.*	$ 1,015,776
5,415	Travere Therapeutics, Inc.*	93,084
147,211	Vanda Pharmaceuticals, Inc.*	850,880
14,102	Vaxcyte, Inc.*	677,742
50,470	Veracyte, Inc.*	1,385,402
26,902	Vericel Corp.*	966,320
5,078	Vir Biotechnology, Inc.*	71,498
37,495	X4 Pharmaceuticals, Inc.*(a)	67,116
75,722	Y-mAbs Therapeutics, Inc.*	461,147

		26,914,284

Building Products – 2.2%
19,153	AAON, Inc.	2,016,045
6,397	American Woodmark Corp.*	490,266
972	CSW Industrials, Inc.	175,494
15,112	Griffon Corp.	630,473
170,148	Masterbrand, Inc.*	2,101,328
21,789	Simpson Manufacturing Co., Inc.	3,442,662

		8,856,268

Capital Markets – 0.2%
61,909	Open Lending Corp.*	698,953

Chemicals – 1.7%
16,973	Aspen Aerogels, Inc.*	141,555
22,892	Innospec, Inc.	2,452,649
32,271	Livent Corp.*	794,512
38,366	LSB Industries, Inc.*	428,548
38,226	Minerals Technologies, Inc.	2,345,165
21,122	Orion SA (Germany)	462,994

		6,625,423

Commercial Services & Supplies – 1.4%
140,421	ACV Auctions, Inc., Class A*	2,455,963
73,219	Ennis, Inc.	1,577,137
24,113	Healthcare Services Group, Inc.	304,065
2,529	Montrose Environmental Group, Inc.*	102,349
126,043	Steelcase, Inc., Class A	1,080,189

		5,519,703

Communications Equipment – 1.1%
22,178	Extreme Networks, Inc.*	589,713

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
66,164	NetScout Systems, Inc.*	$ 1,849,284
177,138	Viavi Solutions, Inc.*	1,925,490

		4,364,487

Construction & Engineering – 2.2%
30,973	Arcosa, Inc.	2,390,496
20,783	Comfort Systems USA, Inc.	3,615,619
2,353	Construction Partners, Inc., Class A*	69,178
1,061	Dycom Industries, Inc.*	105,654
1,938	IES Holdings, Inc.*	111,086
40,253	Sterling Infrastructure, Inc.*	2,414,778

		8,706,811

Construction Materials – 0.5%
57,672	Summit Materials, Inc., Class A*	2,086,573

Consumer Finance – 0.2%
7,667	LendingClub Corp.*	64,326
9,362	Upstart Holdings, Inc.*(a)	643,076

		707,402

Consumer Staples Distribution & Retail – 0.7%
2,364	Chefs’ Warehouse, Inc. (The)*	85,908
26,724	PriceSmart, Inc.	2,077,256
18,904	Sprouts Farmers Market, Inc.*	741,982

		2,905,146

Diversified Consumer Services – 1.5%
157,504	Coursera, Inc.*	2,471,238
17,830	Duolingo, Inc.*	2,767,037
13,774	Frontdoor, Inc.*	480,988
14,329	Rover Group, Inc.*	78,523

		5,797,786

Diversified REITs – 0.7%
12,989	Alexander & Baldwin, Inc. REIT	249,389
22,853	American Assets Trust, Inc. REIT	514,192
80,734	Essential Properties Realty Trust, Inc. REIT	1,982,020

		2,745,601

Diversified Telecommunication Services – 0.1%
3,000	Bandwidth, Inc., Class A*	45,450

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
328,472	Globalstar, Inc.*	$ 354,750
2,457	Ooma, Inc.*	36,855

		437,055

Electrical Equipment – 3.4%
2,978	Allied Motion Technologies, Inc.	115,844
27,064	Array Technologies, Inc.*	515,569
22,525	Atkore, Inc.*	3,574,042
15,934	Encore Wire Corp.	2,719,775
4,482	EnerSys	485,490
232,266	FTC Solar, Inc.*(a)	882,611
56,886	NEXTracker, Inc., Class A*	2,409,122
31,249	Powell Industries, Inc.	1,899,314
19,214	Shoals Technologies Group, Inc., Class A*	498,795
5,740	Vicor Corp.*	529,630

		13,630,192

Electronic Equipment, Instruments & Components – 2.0%
2,795	Advanced Energy Industries, Inc.	349,878
7,513	Badger Meter, Inc.	1,236,940
5,272	Belden, Inc.	509,486
17,713	ePlus, Inc.*	998,128
7,020	Fabrinet (Thailand) *	867,953
1,006	Itron, Inc.*	79,142
7,204	Knowles Corp.*	131,617
6,497	Methode Electronics, Inc.	218,559
4,183	Napco Security Technologies, Inc.	156,779
3,567	PC Connection, Inc.	172,678
30,767	Sanmina Corp.*	1,890,940
10,896	TTM Technologies, Inc.*	156,467
31,734	Vishay Precision Group, Inc.*	1,187,169

		7,955,736

Energy Equipment & Services – 1.5%
40,736	Borr Drilling Ltd. (Mexico) *	357,662
19,097	ChampionX Corp.	679,853
5,229	Dril-Quip, Inc.*	135,379
10,700	Helix Energy Solutions Group, Inc.*	102,720
15,582	Nabors Industries Ltd.*	1,908,639
34,370	Oil States International, Inc.*	276,335
34,953	Patterson-UTI Energy, Inc.	553,655
83,086	RPC, Inc.	691,276

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
10,929	Tidewater, Inc.*	$ 689,729
6,337	Weatherford International PLC*	526,605

		5,921,853

Entertainment – 0.1%
13,619	IMAX Corp.*	250,726
6,625	Madison Square Garden Entertainment Corp.*	230,815

		481,541

Financial Services – 2.9%
52,360	A-Mark Precious Metals, Inc.	2,135,765
96,874	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,259,102
19,769	Essent Group Ltd.	980,542
66,646	EVERTEC, Inc. (Puerto Rico)	2,621,187
26,925	I3 Verticals, Inc., Class A*	673,394
54,481	Marqeta, Inc., Class A*	304,004
10,516	Merchants Bancorp	332,411
44,899	NMI Holdings, Inc., Class A*	1,199,252
63,198	StoneCo Ltd., Class A (Brazil) *	915,739

		11,421,396

Food Products – 0.5%
19,761	John B. Sanfilippo & Son, Inc.	2,152,170

Ground Transportation – 0.4%
36,440	Marten Transport Ltd.	825,730
27,520	RXO, Inc.*	606,816

		1,432,546

Health Care Equipment & Supplies – 2.9%
31,732	Alphatec Holdings, Inc.*	560,704
38,614	AngioDynamics, Inc.*	335,556
44,967	Artivion, Inc.*	783,325
20,338	AtriCure, Inc.*	1,125,708
2,057	CONMED Corp.	249,000
36,205	Inari Medical, Inc.*	2,066,219
3,087	iRadimed Corp.	135,612
4,217	Lantheus Holdings, Inc.*	364,728
17,603	LeMaitre Vascular, Inc.	1,113,038
19,549	LivaNova PLC*	1,142,639
3,390	Merit Medical Systems, Inc.*	253,131

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
10,536	Nano-X Imaging Ltd. (Israel) *	$ 130,646
7,638	Pulmonx Corp.*	106,932
10,465	Surmodics, Inc.*	335,613
4,921	TransMedics Group, Inc.*	458,539
5,406	Treace Medical Concepts, Inc.*	123,203
7,123	Utah Medical Products, Inc.	700,405
65,168	Varex Imaging Corp.*	1,517,763

		11,502,761

Health Care Providers & Services – 3.6%
54,596	Accolade, Inc.*	820,032
126,445	Alignment Healthcare, Inc.*	785,223
83,268	Brookdale Senior Living, Inc.*	293,103
68,295	Cano Health, Inc.*	100,394
7,675	Guardant Health, Inc.*	299,478
12,844	HealthEquity, Inc.*	872,621
223,880	Hims & Hers Health, Inc.*	2,008,204
73,515	Joint Corp. (The)*	992,453
15,993	National HealthCare Corp.	943,907
9,226	Owens & Minor, Inc.*	177,508
51,623	Pediatrix Medical Group, Inc.*	708,784
92,173	Pennant Group, Inc. (The)*	1,058,146
14,452	PetIQ, Inc.*	241,926
33,504	Progyny, Inc.*	1,399,127
87,364	Select Medical Holdings Corp.	2,621,794
25,798	Surgery Partners, Inc.*	996,577

		14,319,277

Health Care Technology – 0.2%
30,077	Phreesia, Inc.*	954,042

Hotel & Resort REITs – 2.9%
182,012	Chatham Lodging Trust REIT	1,747,315
276,341	DiamondRock Hospitality Co. REIT	2,348,899
225,878	RLJ Lodging Trust REIT	2,326,543
30,468	Ryman Hospitality Properties, Inc. REIT	2,903,296
173,247	Service Properties Trust REIT	1,470,867
5,188	Summit Hotel Properties, Inc. REIT	33,411
42,319	Xenia Hotels & Resorts, Inc. REIT	537,451

		11,367,782

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.7%
76,838	Bloomin’ Brands, Inc.	$ 2,064,637
35,168	Chuy’s Holdings, Inc.*	1,462,637
23,070	Dave & Buster’s Entertainment, Inc.*	1,056,606
6,399	Dine Brands Global, Inc.	385,988
37,821	Everi Holdings, Inc.*	561,263
105,428	First Watch Restaurant Group, Inc.*	1,965,178
66,347	International Game Technology PLC	2,244,519
12,885	Lindblad Expeditions Holdings, Inc.*	152,301
9,243	Monarch Casino & Resort, Inc.	640,725
33,056	PlayAGS, Inc.*	218,831
71,225	Portillo’s, Inc., Class A*	1,641,736
226,083	Sabre Corp.*	926,940
8,585	Shake Shack, Inc., Class A*	666,711
44,047	Xponential Fitness, Inc., Class A*	930,273

		14,918,345

Household Durables – 2.0%
21,206	Green Brick Partners, Inc.*	1,198,563
469	Hovnanian Enterprises, Inc., Class A*	50,005
21,535	LGI Homes, Inc.*	2,987,981
30,265	M/I Homes, Inc.*	3,026,500
10,667	Taylor Morrison Home Corp.*	516,496
10,151	Tri Pointe Homes, Inc.*	323,614

		8,103,159

Household Products – 0.1%
1,984	WD-40 Co.	455,328

Independent Power and Renewable Electricity Producers – 0.2%
7,725	Ormat Technologies, Inc.	628,042

Industrial REITs – 0.7%
106,141	LXP Industrial Trust REIT	1,068,840
30,974	Terreno Realty Corp. REIT	1,837,997

		2,906,837

Insurance – 4.9%
19,256	Ambac Financial Group, Inc.*	272,280
58,647	American Equity Investment Life Holding Co.	3,147,585
4,613	AMERISAFE, Inc.	240,430
38,596	BRP Group, Inc., Class A*	961,426
118,172	CNO Financial Group, Inc.	3,039,384

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
63,796	Employers Holdings, Inc.	$ 2,464,439
3,268	Enstar Group Ltd.*	836,216
240,874	Genworth Financial, Inc., Class A*	1,411,522
39,835	Goosehead Insurance, Inc., Class A*	2,663,766
30,699	James River Group Holdings Ltd.	567,625
10,740	Lemonade, Inc.*(a)	249,705
16,589	Oscar Health, Inc., Class A*	124,749
24,875	Palomar Holdings, Inc.*	1,506,430
15,170	Skyward Specialty Insurance Group, Inc.*	359,377
29,210	Stewart Information Services Corp.	1,376,667
8,613	Universal Insurance Holdings, Inc.	133,760

		19,355,361

Interactive Media & Services – 0.8%
22,363	Bumble, Inc., Class A*	414,163
23,543	Cargurus, Inc.*	533,485
40,191	DHI Group, Inc.*	151,520
42,549	Eventbrite, Inc., Class A*	489,739
286,868	Vimeo, Inc.*	1,181,896
25,918	ZipRecruiter, Inc., Class A*	480,001

		3,250,804

IT Services – 0.6%
78,686	Fastly, Inc., Class A*	1,445,462
1,762	Perficient, Inc.*	112,398
16,014	Squarespace, Inc., Class A*	530,704
51,731	Thoughtworks Holding, Inc.*	366,773

		2,455,337

Leisure Products – 0.5%
18,269	Malibu Boats, Inc., Class A*	1,095,226
24,758	MasterCraft Boat Holdings, Inc.*	758,833

		1,854,059

Life Sciences Tools & Services – 0.7%
125,786	Adaptive Biotechnologies Corp.*	1,061,634
16,008	CryoPort, Inc.*	257,249
1,037	Mesa Laboratories, Inc.	133,420
100,640	NanoString Technologies, Inc.*	479,046
58,514	Pacific Biosciences of California, Inc.*	772,970

		2,704,319

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – 2.7%
6,937	Chart Industries, Inc.*	$ 1,263,644
4,424	Columbus McKinnon Corp.	187,312
7,246	Douglas Dynamics, Inc.	224,988
29,583	Franklin Electric Co., Inc.	2,923,392
2,925	Greenbrier Cos., Inc. (The)	135,106
1,574	Kadant, Inc.	350,766
9,602	Manitowoc Co., Inc. (The)*	173,988
28,590	Mueller Industries, Inc.	2,317,505
922	Omega Flex, Inc.	82,538
28,323	Wabash National Corp.	670,689
12,523	Watts Water Technologies, Inc., Class A	2,335,915

		10,665,843

Media – 0.9%
648	Daily Journal Corp.*	187,609
31,989	EW Scripps Co. (The), Class A*	315,412
49,088	Gray Television, Inc.	464,863
26,075	TechTarget, Inc.*	846,916
75,604	Thryv Holdings, Inc.*	1,791,815

		3,606,615

Metals & Mining – 2.6%
37,604	ATI, Inc.*	1,792,959
45,552	Carpenter Technology Corp.	2,726,743
231,980	Coeur Mining, Inc.*	714,498
12,721	Commercial Metals Co.	727,896
58,737	Constellium SE*	1,121,289
22,834	Haynes International, Inc.	1,145,353
17,128	Olympic Steel, Inc.	955,571
19,564	Piedmont Lithium, Inc.*	1,073,281

		10,257,590

Mortgage Real Estate Investment Trusts (REITs) – 1.0%
91,015	ARMOUR Residential REIT, Inc. REIT	465,087
1,452	Blackstone Mortgage Trust, Inc., Class A REIT	33,381
90,370	BrightSpire Capital, Inc. REIT	665,123
32,045	KKR Real Estate Finance Trust, Inc. REIT	399,281
6,543	Ladder Capital Corp. REIT	71,908
109,630	MFA Financial, Inc. REIT	1,234,434
53,358	Nexpoint Real Estate Finance, Inc. REIT	912,955
19,926	Redwood Trust, Inc. REIT	150,043

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
5,378	Two Harbors Investment Corp. REIT	$ 72,119

		4,004,331

Office REITs – 0.6%
14,046	City Office REIT, Inc. REIT	76,832
111,680	Equity Commonwealth REIT	2,187,811

		2,264,643

Oil, Gas & Consumable Fuels – 4.6%
7,198	Amplify Energy Corp.*	52,833
55,897	Ardmore Shipping Corp. (Ireland)	787,030
2,188	Chord Energy Corp.	343,166
8,473	CONSOL Energy, Inc.	631,408
23,362	Delek US Holdings, Inc.	644,558
126,311	DHT Holdings, Inc.	1,244,163
33,140	Dorian LPG Ltd.	985,584
29,051	Golar LNG Ltd. (Cameroon)	700,710
49,935	International Seaways, Inc.	2,141,712
24,397	Magnolia Oil & Gas Corp., Class A	540,393
479,178	Nordic American Tankers Ltd.	2,103,591
14,572	PBF Energy, Inc., Class A	691,296
32,074	Peabody Energy Corp.	719,741
41,414	Permian Resources Corp.	484,130
42,488	Scorpio Tankers, Inc. (Monaco)	1,998,635
169,505	Teekay Corp. (Bermuda) *	1,128,903
47,434	Teekay Tankers Ltd., Class A (Canada)	2,068,597
39,325	Vitesse Energy, Inc.	990,597

		18,257,047

Passenger Airlines – 0.5%
17,055	Frontier Group Holdings, Inc.*	158,611
48,981	JetBlue Airways Corp.*	380,582
20,425	Joby Aviation, Inc.*(a)	182,804
63,303	Sun Country Airlines Holdings, Inc.*	1,364,813

		2,086,810

Personal Care Products – 0.7%
9,067	Beauty Health Co. (The)*	75,165
23,915	elf Beauty, Inc.*	2,791,359

		2,866,524

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 1.9%
78,170	Amneal Pharmaceuticals, Inc.*	$ 250,144
25,538	Amphastar Pharmaceuticals, Inc.*	1,549,901
6,065	Arvinas, Inc.*	149,927
48,458	Assertio Holdings, Inc.*	275,726
11,168	Atea Pharmaceuticals, Inc.*	38,306
7,665	Axsome Therapeutics, Inc.*	601,473
10,695	Collegium Pharmaceutical, Inc.*	243,418
26,351	Harmony Biosciences Holdings, Inc.*	932,035
1,560	Ligand Pharmaceuticals, Inc.*	104,411
39,807	Phibro Animal Health Corp., Class A	576,405
40,655	Prestige Consumer Healthcare, Inc.*	2,651,113

		7,372,859

Professional Services – 1.7%
48,759	Alight, Inc., Class A*	476,863
21,083	CBIZ, Inc.*	1,115,080
4,748	ExlService Holdings, Inc.*	669,231
32,523	Exponent, Inc.	2,913,410
18,682	Franklin Covey Co.*	890,197
26,865	IBEX Holdings Ltd.*	533,270

		6,598,051

Real Estate Management & Development – 1.0%
71,794	Anywhere Real Estate, Inc.*	601,634
254,904	Compass, Inc., Class A*	1,068,048
20,328	Douglas Elliman, Inc.	44,925
63,785	Newmark Group, Inc., Class A	441,392
115,736	Redfin Corp.*	1,733,725

		3,889,724

Residential REITs – 1.6%
22,198	Centerspace REIT	1,379,162
161,106	Independence Realty Trust, Inc. REIT	2,745,246
53,748	NexPoint Residential Trust, Inc. REIT	2,233,767

		6,358,175

Retail REITs – 0.1%
555	Alexander’s, Inc. REIT	107,320
17,484	Macerich Co. (The) REIT	222,921
6,522	Tanger Factory Outlet Centers, Inc. REIT	152,680

		482,921

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 1.8%
4,904	Aehr Test Systems*	$ 255,793
11,489	Axcelis Technologies, Inc.*	2,303,315
17,936	Cohu, Inc.*	782,906
19,111	Diodes, Inc.*	1,805,798
31,486	FormFactor, Inc.*	1,170,020
1,302	Onto Innovation, Inc.*	161,865
11,394	PDF Solutions, Inc.*	524,010
5,940	Photronics, Inc.*	157,113

		7,160,820

Software – 5.0%
26,663	Alarm.com Holdings, Inc.*	1,472,064
35,715	Amplitude, Inc., Class A*	413,580
18,321	Appian Corp., Class A*	943,898
99,783	Asana, Inc., Class A*	2,422,731
3,298	BlackLine, Inc.*	191,548
4,599	C3.ai, Inc., Class A*(a)	193,158
48,696	Cleanspark, Inc.*	292,663
97,959	Clear Secure, Inc., Class A	2,322,608
28,240	CommVault Systems, Inc.*	2,200,743
28,853	Marathon Digital Holdings, Inc.*(a)	501,177
1,325	MicroStrategy, Inc., Class A*(a)	580,191
12,197	PagerDuty, Inc.*	316,146
4,296	PROS Holdings, Inc.*	163,248
5,594	Red Violet, Inc.*(a)	115,852
13,960	Riot Platforms, Inc.*	258,539
32,617	Sapiens International Corp. NV (Israel)	878,702
40,060	SolarWinds Corp.*	422,232
14,368	Sprout Social, Inc., Class A*	820,988
10,650	SPS Commerce, Inc.*	1,921,153
21,042	Tenable Holdings, Inc.*	1,023,904
5,753	Varonis Systems, Inc.*	165,111
4,371	Weave Communications, Inc.*	52,452
84,361	Yext, Inc.*	819,989
156,651	Zeta Global Holdings Corp., Class A*	1,444,322
6,611	Zuora, Inc., Class A*	77,547

		20,014,546

Specialized REITs – 0.4%
111,819	Outfront Media, Inc. REIT	1,728,722

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 3.3%
5,611	Aaron’s Co., Inc. (The)	$ 88,766
11,824	Asbury Automotive Group, Inc.*	2,667,494
13,647	Boot Barn Holdings, Inc.*	1,281,453
83,237	CarParts.com, Inc.*	417,850
19,905	Carvana Co.*	914,635
3,589	Cato Corp. (The), Class A	30,507
80,805	EVgo, Inc.*(a)	353,118
9,838	Group 1 Automotive, Inc.	2,543,418
2,664	Haverty Furniture Cos., Inc.	94,838
26,873	Monro, Inc.	984,895
6,554	Overstock.com, Inc.*	239,024
47,449	Sally Beauty Holdings, Inc.*	567,965
3,833	Sleep Number Corp.*	106,136
24,258	Sonic Automotive, Inc., Class A	1,161,716
47,012	Urban Outfitters, Inc.*	1,709,826

		13,161,641

Technology Hardware, Storage & Peripherals – 1.3%
21,173	Eastman Kodak Co.*	116,240
15,027	Super Micro Computer, Inc.*	4,962,967

		5,079,207

Textiles, Apparel & Luxury Goods – 0.4%
57,142	G-III Apparel Group Ltd.*	1,183,411
5,258	Oxford Industries, Inc.	567,075

		1,750,486

Trading Companies & Distributors – 1.9%
19,743	Applied Industrial Technologies, Inc.	2,862,537
22,446	GMS, Inc.*	1,654,046
1,861	Herc Holdings, Inc.	249,058
26,648	NOW, Inc.*	303,521
39,039	Rush Enterprises, Inc., Class A	2,525,042

		7,594,204

TOTAL COMMON STOCKS (Cost $346,983,207)		$394,339,074

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $346,983,207)		$394,339,074

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,930,232	5.220%	$ 3,930,232
(Cost $3,930,232)

TOTAL INVESTMENTS – 100.1% (Cost $350,913,439)		$398,269,306

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(341,520)

NET ASSETS – 100.0%		$397,927,786

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%
Aerospace & Defense – 0.6%
5,908	AeroVironment, Inc.*	$ 562,796
7,048	Triumph Group, Inc.*	89,157

		651,953

Automobile Components – 1.6%
4,913	Fox Factory Holding Corp.*	549,765
18,624	Luminar Technologies, Inc.*(a)	137,818
5,717	Visteon Corp.*	880,932
3,319	XPEL, Inc.*	269,602

		1,838,117

Automobiles – 0.0%
9,085	Fisker, Inc.*(a)	56,054

Banks – 1.4%
2,461	Amalgamated Financial Corp.	49,122
1,187	BancFirst Corp.	118,581
9,515	Bancorp, Inc. (The)*	360,618
17,002	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	546,274
7,442	Esquire Financial Holdings, Inc.	371,691
4,717	First BanCorp. (Puerto Rico)	70,047
2,025	First Financial Bankshares, Inc.	65,995
1,409	International Bancshares Corp.	69,943

		1,652,271

Beverages – 1.0%
1,397	Coca-Cola Consolidated, Inc.	884,874
3,134	National Beverage Corp.*	165,632
4,921	Primo Water Corp.	69,730

		1,120,236

Biotechnology – 9.0%
12,958	89bio, Inc.*	205,255
17,015	ACADIA Pharmaceuticals, Inc.*	497,519
26,756	ADMA Biologics, Inc.*	111,037
31,820	Agenus, Inc.*	48,366
3,015	Akero Therapeutics, Inc.*	130,851

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
1,909	Aldeyra Therapeutics, Inc.*	$ 15,491
22,108	Alkermes PLC*	647,322
47,250	Amicus Therapeutics, Inc.*	643,545
12,202	Arrowhead Pharmaceuticals, Inc.*	421,213
4,529	Astria Therapeutics, Inc.*	40,580
44,178	Aurinia Pharmaceuticals, Inc. (Canada)*	511,581
8,525	Avid Bioservices, Inc.*	107,926
2,007	Avita Medical, Inc.*	40,642
555	Beam Therapeutics, Inc.*	17,133
5,434	BioCryst Pharmaceuticals, Inc.*	40,157
7,524	Biohaven Ltd.*	149,577
3,119	Blueprint Medicines Corp.*	205,854
5,503	Bridgebio Pharma, Inc.*	192,660
13,126	CareDx, Inc.*	143,205
27,030	Catalyst Pharmaceuticals, Inc.*	373,825
7,684	Deciphera Pharmaceuticals, Inc.*	103,888
8,407	Denali Therapeutics, Inc.*	239,011
12,902	Dynavax Technologies Corp.*	180,499
8,982	Eagle Pharmaceuticals, Inc.*	186,466
15,480	Halozyme Therapeutics, Inc.*	665,021
1,118	ImmunoGen, Inc.*	19,923
1,413	Immunovant, Inc.*	32,259
7,345	Insmed, Inc.*	162,251
7,038	Intercept Pharmaceuticals, Inc.*	76,010
4,988	Ironwood Pharmaceuticals, Inc.*	55,317
5,581	Karyopharm Therapeutics, Inc.*	10,046
1,803	Kiniksa Pharmaceuticals Ltd., Class A*	33,968
3,387	Kymera Therapeutics, Inc.*	74,108
1,496	Madrigal Pharmaceuticals, Inc.*	307,129
40,728	MannKind Corp.*	186,127
7,874	Merrimack Pharmaceuticals, Inc.*	94,567
11,610	Precigen, Inc.*	16,138
8,703	PTC Therapeutics, Inc.*	351,079
8,079	REVOLUTION Medicines, Inc.*	212,074
12,105	Rhythm Pharmaceuticals, Inc.*	215,953
71,962	Rigel Pharmaceuticals, Inc.*	99,308
18,232	Rocket Pharmaceuticals, Inc.*	329,088
11,089	SpringWorks Therapeutics, Inc.*	347,973
10,691	Sutro Biopharma, Inc.*	47,789

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
23,293	TG Therapeutics, Inc.*	$ 481,932
4,875	Travere Therapeutics, Inc.*	83,801
2,316	Vanda Pharmaceuticals, Inc.*	13,386
12,937	Vaxcyte, Inc.*	621,752
15,430	Vericel Corp.*	554,246
10,647	Viking Therapeutics, Inc.*	154,381
21,844	Y-mAbs Therapeutics, Inc.*	133,030

		10,632,259

Broadline Retail – 0.0%
168	Dillard’s, Inc., Class A	57,631

Building Products – 2.8%
9,847	AAON, Inc.	1,036,495
1,234	Apogee Enterprises, Inc.	61,120
4,503	CSW Industrials, Inc.	813,017
971	Griffon Corp.	40,510
8,644	Simpson Manufacturing Co., Inc.	1,365,752

		3,316,894

Capital Markets – 0.2%
22,523	Open Lending Corp.*	254,285

Chemicals – 2.2%
4,204	Balchem Corp.	566,447
6,282	Innospec, Inc.	673,053
17,667	Livent Corp.*	434,962
18,051	Orion SA (Germany)	395,678
1,015	Quaker Chemical Corp.	203,386
4,403	Sensient Technologies Corp.	281,968

		2,555,494

Commercial Services & Supplies – 0.8%
47,340	ACV Auctions, Inc., Class A*	827,977
2,145	Healthcare Services Group, Inc.	27,048
3,395	Montrose Environmental Group, Inc.*	137,396

		992,421

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 1.5%
1,735	Calix, Inc.*	$ 78,266
1,732	Cambium Networks Corp.*	28,058
22,122	Extreme Networks, Inc.*	588,224
15,040	Harmonic, Inc.*	224,397
78,316	Viavi Solutions, Inc.*	851,295

		1,770,240

Construction & Engineering – 2.7%
7,182	Comfort Systems USA, Inc.	1,249,453
6,821	Construction Partners, Inc., Class A*	200,537
4,347	Dycom Industries, Inc.*	432,874
4,408	IES Holdings, Inc.*	252,667
1,618	MYR Group, Inc.*	230,662
13,153	Sterling Infrastructure, Inc.*	789,048

		3,155,241

Construction Materials – 0.2%
1,142	United States Lime & Minerals, Inc.	234,807

Consumer Finance – 0.4%
7,511	Upstart Holdings, Inc.*(a)	515,931

Consumer Staples Distribution & Retail – 1.0%
6,644	Chefs’ Warehouse, Inc. (The)*	241,443
6,528	Natural Grocers by Vitamin Cottage, Inc.	81,273
4,923	PriceSmart, Inc.	382,665
13,260	Sprouts Farmers Market, Inc.*	520,455

		1,225,836

Diversified Consumer Services – 2.1%
49,430	Coursera, Inc.*	775,557
6,552	Duolingo, Inc.*	1,016,805
16,911	Frontdoor, Inc.*	590,532
16,966	Rover Group, Inc.*	92,973

		2,475,867

Diversified Telecommunication Services – 0.1%
61,687	Globalstar, Inc.*	66,622

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
3,419	Ooma, Inc.*	$ 51,285

		117,907

Electrical Equipment – 4.0%
10,321	Allied Motion Technologies, Inc.	401,487
15,147	Array Technologies, Inc.*	288,550
7,722	Atkore, Inc.*	1,225,250
2,683	Bloom Energy Corp., Class A*	47,918
1,037	Encore Wire Corp.	177,006
4,059	EnerSys	439,671
5,492	Enovix Corp.*	118,188
57,859	FTC Solar, Inc.*	219,864
18,790	NEXTracker, Inc., Class A*	795,757
4,885	Powell Industries, Inc.	296,910
12,320	Shoals Technologies Group, Inc., Class A*	319,827
3,404	Vicor Corp.*	314,087

		4,644,515

Electronic Equipment, Instruments & Components – 2.2%
3,991	Advanced Energy Industries, Inc.	499,593
5,383	Badger Meter, Inc.	886,257
4,862	Fabrinet (Thailand)*	601,138
2,782	Lightwave Logic, Inc.*(a)	18,695
4,030	MicroVision, Inc.*	16,120
6,002	Napco Security Technologies, Inc.	224,955
1,620	Novanta, Inc.*	286,578

		2,533,336

Energy Equipment & Services – 1.6%
14,520	Borr Drilling Ltd. (Mexico)*	127,486
2,389	Cactus, Inc., Class A	121,313
14,479	ChampionX Corp.	515,452
4,090	Nabors Industries Ltd.*	500,984
3,845	RPC, Inc.	31,990
134	Tidewater, Inc.*	8,457
6,426	Weatherford International PLC*	534,001

		1,839,683

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 0.1%
3,438	Madison Square Garden Entertainment Corp.*	$ 119,780

Financial Services – 1.6%
5,330	A-Mark Precious Metals, Inc.	217,411
24,478	EVERTEC, Inc. (Puerto Rico)	962,720
6,868	Flywire Corp.*	234,473
10,653	I3 Verticals, Inc., Class A*	266,432
12,327	StoneCo Ltd., Class A (Brazil)*	178,618

		1,859,654

Food Products – 0.5%
1,807	Beyond Meat, Inc.*(a)	31,080
491	J & J Snack Foods Corp.	78,717
4,480	John B. Sanfilippo & Son, Inc.	487,917

		597,714

Ground Transportation – 0.7%
25,419	Marten Transport Ltd.	575,995
3,268	PAM Transportation Services, Inc.*	84,510
6,498	RXO, Inc.*	143,281

		803,786

Health Care Equipment & Supplies – 5.5%
3,876	Alphatec Holdings, Inc.*	68,489
2,940	Artivion, Inc.*	51,215
4,501	AtriCure, Inc.*	249,130
4,241	CONMED Corp.	513,373
1,235	Haemonetics Corp.*	113,916
13,861	Inari Medical, Inc.*	791,047
8,992	Inmode Ltd.*	385,847
6,387	iRadimed Corp.	280,581
1,326	iRhythm Technologies, Inc.*	139,310
7,163	Lantheus Holdings, Inc.*	619,528
9,301	LeMaitre Vascular, Inc.	588,102
10,935	Merit Medical Systems, Inc.*	816,516
10,353	Pulmonx Corp.*	144,942
1,038	RxSight, Inc.*	34,638
8,467	SI-BONE, Inc.*	218,110

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
5,769	Surmodics, Inc.*	$ 185,012
4,420	TransMedics Group, Inc.*	411,856
10,595	Treace Medical Concepts, Inc.*	241,460
1,042	UFP Technologies, Inc.*	202,841
4,507	Utah Medical Products, Inc.	443,173

		6,499,086

Health Care Providers & Services – 4.5%
21,447	Accolade, Inc.*	322,134
39,568	Alignment Healthcare, Inc.*	245,717
758	Apollo Medical Holdings, Inc.*	27,766
2,519	Ensign Group, Inc. (The)	244,016
8,702	Guardant Health, Inc.*	339,552
11,443	HealthEquity, Inc.*	777,437
76,906	Hims & Hers Health, Inc.*	689,847
23,043	Joint Corp. (The)*	311,081
2,950	Option Care Health, Inc.*	99,651
28,182	Pennant Group, Inc. (The)*	323,529
1,514	PetIQ, Inc.*	25,344
14,438	Progyny, Inc.*	602,931
16,757	Quipt Home Medical Corp.*	88,980
27,914	Select Medical Holdings Corp.	837,699
8,969	Surgery Partners, Inc.*	346,472
6,895	Viemed Healthcare, Inc.*	58,263

		5,340,419

Health Care Technology – 0.4%
15,137	Phreesia, Inc.*	480,146

Hotel & Resort REITs – 1.4%
40,807	Chatham Lodging Trust REIT	391,747
24,016	DiamondRock Hospitality Co. REIT	204,136
40,961	RLJ Lodging Trust REIT	421,899
6,166	Ryman Hospitality Properties, Inc. REIT	587,558

		1,605,340

Hotels, Restaurants & Leisure – 4.6%
28,905	Bloomin’ Brands, Inc.	776,677
2,707	Brinker International, Inc.*	106,331

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
3,180	Cheesecake Factory, Inc. (The)	$ 116,960
14,085	Chuy’s Holdings, Inc.*	585,795
6,286	Dave & Buster’s Entertainment, Inc.*	287,899
7,474	Dine Brands Global, Inc.	450,832
6,891	Everi Holdings, Inc.*	102,262
5,521	First Watch Restaurant Group, Inc.*	102,911
8,019	Global Business Travel Group I*	56,454
18,419	International Game Technology PLC	623,115
6,726	Monarch Casino & Resort, Inc.	466,246
14,875	ONE Group Hospitality, Inc. (The)*	109,629
21,288	PlayAGS, Inc.*	140,927
30,410	Portillo’s, Inc., Class A*	700,951
17,643	Sabre Corp.*	72,336
4,108	Shake Shack, Inc., Class A*	319,027
18,633	Xponential Fitness, Inc., Class A*	393,529

		5,411,881

Household Durables – 1.1%
1,111	iRobot Corp.*	44,440
3,428	LGI Homes, Inc.*	475,635
7,830	M/I Homes, Inc.*	783,000
6,296	Vizio Holding Corp., Class A*	46,905

		1,349,980

Household Products – 0.4%
2,526	Energizer Holdings, Inc.	90,178
1,539	WD-40 Co.	353,201

		443,379

Independent Power and Renewable Electricity Producers – 0.0%
870	Montauk Renewables, Inc.*	7,613

Insurance – 2.2%
13,339	American Equity Investment Life Holding Co.	715,904
17,181	BRP Group, Inc., Class A*	427,979
823	CNO Financial Group, Inc.	21,168
12,896	Goosehead Insurance, Inc., Class A*	862,355
604	HCI Group, Inc.	37,937

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
8,211	Palomar Holdings, Inc.*	$ 497,258

		2,562,601

Interactive Media & Services – 1.0%
9,692	Cargurus, Inc.*	219,621
19,072	Eventbrite, Inc., Class A*	219,519
85,037	Vimeo, Inc.*	350,352
23,846	ZipRecruiter, Inc., Class A*	441,628

		1,231,120

IT Services – 0.7%
15,093	Fastly, Inc., Class A*	277,259
5,004	Perficient, Inc.*	319,205
27,758	Thoughtworks Holding, Inc.*	196,804

		793,268

Leisure Products – 0.4%
2,251	Malibu Boats, Inc., Class A*	134,948
11,799	MasterCraft Boat Holdings, Inc.*	361,639

		496,587

Life Sciences Tools & Services – 0.8%
18,829	Adaptive Biotechnologies Corp.*	158,917
9,227	CryoPort, Inc.*	148,278
2,522	Mesa Laboratories, Inc.	324,481
36,073	NanoString Technologies, Inc.*	171,707
10,791	Pacific Biosciences of California, Inc.*	142,549

		945,932

Machinery – 5.0%
4,786	Chart Industries, Inc.*	871,818
17,279	Douglas Dynamics, Inc.	536,513
1,972	Federal Signal Corp.	120,469
9,977	Franklin Electric Co., Inc.	985,927
2,769	John Bean Technologies Corp.	342,276
1,109	Kadant, Inc.	247,141
7,736	Mueller Industries, Inc.	627,080
28,265	Mueller Water Products, Inc., Class A	454,784

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
1,749	Omega Flex, Inc.	$ 156,570
5,118	Shyft Group, Inc. (The)	73,853
16,583	Wabash National Corp.	392,685
5,850	Watts Water Technologies, Inc., Class A	1,091,201

		5,900,317

Media – 0.4%
137	Daily Journal Corp.*	39,664
11,007	TechTarget, Inc.*	357,507
711	Thryv Holdings, Inc.*	16,851

		414,022

Metals & Mining – 1.5%
20,043	ATI, Inc.*	955,650
2,653	Carpenter Technology Corp.	158,809
5,270	Coeur Mining, Inc.*	16,232
26,520	Constellium SE*	506,267
1,431	Haynes International, Inc.	71,779
582	Materion Corp.	69,339
535	Piedmont Lithium, Inc.*	29,350

		1,807,426

Oil, Gas & Consumable Fuels – 1.6%
2,272	Ardmore Shipping Corp. (Ireland)	31,990
452	CONSOL Energy, Inc.	33,683
3,944	DHT Holdings, Inc.	38,848
5,791	Dorian LPG Ltd.	172,224
3,289	Energy Fuels, Inc.*	20,984
3,432	International Seaways, Inc.	147,198
43,160	Kosmos Energy Ltd. (Ghana) *	306,436
15,590	Magnolia Oil & Gas Corp., Class A	345,319
54,159	Nordic American Tankers Ltd.	237,758
2,938	Scorpio Tankers, Inc. (Monaco)	138,204
6,770	Teekay Corp. (Bermuda) *	45,088
9,295	Teekay Tankers Ltd., Class A (Canada)	405,355

		1,923,087

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Passenger Airlines – 0.2%
2,939	Frontier Group Holdings, Inc.*	$ 27,333
2,917	Joby Aviation, Inc.*	26,107
8,352	Sun Country Airlines Holdings, Inc.*	180,069

		233,509

Personal Care Products – 1.0%
15,661	Beauty Health Co. (The)*	129,830
8,573	elf Beauty, Inc.*	1,000,640

		1,130,470

Pharmaceuticals – 2.3%
43,953	Amneal Pharmaceuticals, Inc.*	140,650
14,579	Amphastar Pharmaceuticals, Inc.*	884,800
8,494	Arvinas, Inc.*	209,972
4,831	Axsome Therapeutics, Inc.*	379,089
1,226	Cassava Sciences, Inc.*(a)	26,947
9,899	Collegium Pharmaceutical, Inc.*	225,301
11,977	Harmony Biosciences Holdings, Inc.*	423,626
6,012	Intra-Cellular Therapies, Inc.*	371,782
5,015	Ocular Therapeutix, Inc.*	22,768
5,038	Phibro Animal Health Corp., Class A	72,950

		2,757,885

Professional Services – 3.4%
17,106	CBIZ, Inc.*	904,736
5,625	ExlService Holdings, Inc.*	792,844
11,494	Exponent, Inc.	1,029,633
8,372	Franklin Covey Co.*	398,926
2,886	Huron Consulting Group, Inc.*	272,929
9,013	IBEX Holdings Ltd.*	178,908
574	Insperity, Inc.	67,531
4,286	Legalzoom.com, Inc.*	65,490
2,088	NV5 Global, Inc.*	228,740

		3,939,737

Real Estate Management & Development – 0.9%
64,447	Compass, Inc., Class A*	270,033
3,624	eXp World Holdings, Inc.	90,383

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
42,844	Redfin Corp.*	$ 641,803

		1,002,219

Residential REITs – 0.8%
16,273	Independence Realty Trust, Inc. REIT	277,292
15,790	NexPoint Residential Trust, Inc. REIT	656,232

		933,524

Retail REITs – 0.4%
1,418	Alexander’s, Inc. REIT	274,198
6,280	Tanger Factory Outlet Centers, Inc. REIT	147,015

		421,213

Semiconductors & Semiconductor Equipment – 3.4%
3,905	Aehr Test Systems*	203,685
1,697	Ambarella, Inc.*	141,564
6,350	Axcelis Technologies, Inc.*	1,273,048
6,163	Diodes, Inc.*	582,342
21,282	FormFactor, Inc.*	790,839
2,226	MaxLinear, Inc.*	54,915
595	NVE Corp.	47,130
2,085	Onto Innovation, Inc.*	259,207
9,887	PDF Solutions, Inc.*	454,703
1,208	Rambus, Inc.*	75,633
1,020	SiTime Corp.*	131,590

		4,014,656

Software – 9.2%
8,824	Alarm.com Holdings, Inc.*	487,173
3,426	Altair Engineering, Inc., Class A*	256,744
15,433	Amplitude, Inc., Class A*	178,714
7,063	Appian Corp., Class A*	363,886
30,250	Asana, Inc., Class A*	734,470
5,031	BlackLine, Inc.*	292,200
9,642	Box, Inc., Class A*	301,313
2,708	C3.ai, Inc., Class A*(a)	113,736
33,278	Clear Secure, Inc., Class A	789,021
13,653	CommVault Systems, Inc.*	1,063,978

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
3,846	Everbridge, Inc.*	$ 118,611
19,633	Freshworks, Inc., Class A*	366,352
1,060	Intapp, Inc.*	43,524
19,286	Marathon Digital Holdings, Inc.*(a)	334,998
907	MicroStrategy, Inc., Class A*(a)	397,157
8,187	PagerDuty, Inc.*	212,207
6,281	PROS Holdings, Inc.*	238,678
1,611	Qualys, Inc.*	223,607
2,550	Rapid7, Inc.*	117,071
9,165	Red Violet, Inc.*(a)	189,807
6,810	Riot Platforms, Inc.*	126,121
16,212	Sapiens International Corp. NV (Israel)	436,751
6,977	Sprout Social, Inc., Class A*	398,666
5,488	SPS Commerce, Inc.*	989,980
11,958	Tenable Holdings, Inc.*	581,876
10,415	Varonis Systems, Inc.*	298,911
708	Workiva, Inc.*	74,545
34,195	Yext, Inc.*	332,375
66,804	Zeta Global Holdings Corp., Class A*	615,933
14,853	Zuora, Inc., Class A*	174,226

		10,852,631

Specialized REITs – 0.6%
45,960	Outfront Media, Inc. REIT	710,542

Specialty Retail – 1.6%
1,873	Asbury Automotive Group, Inc.*	422,549
7,229	Boot Barn Holdings, Inc.*	678,803
33,265	CarParts.com, Inc.*	166,991
2,476	Carvana Co.*	113,772
51	Group 1 Automotive, Inc.	13,185
28,793	Sally Beauty Holdings, Inc.*	344,652
1,792	Urban Outfitters, Inc.*	65,175
1,714	Warby Parker, Inc., Class A*	25,607

		1,830,734

Technology Hardware, Storage & Peripherals – 1.9%
6,622	Super Micro Computer, Inc.*	2,187,048

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.3%
1,749	G-III Apparel Group Ltd.*	$ 36,222
1,871	Kontoor Brands, Inc.	79,256
1,783	Oxford Industries, Inc.	192,296

		307,774

Trading Companies & Distributors – 1.6%
7,903	Applied Industrial Technologies, Inc.	1,145,856
5,363	GMS, Inc.*	395,199
2,555	Herc Holdings, Inc.	341,936

		1,882,991

TOTAL COMMON STOCKS
(Cost $97,136,858)		$114,439,049

Shares	Dividend Rate	Value

Investment Company – 1.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,657,179	5.220%	$ 1,657,179
(Cost $1,657,179)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $98,794,037)		$116,096,228

Securities Lending Reinvestment Vehicle – 1.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,365,466	5.220%	$ 1,365,466
(Cost $1,365,466)

TOTAL INVESTMENTS – 100.0%
(Cost $100,159,503)		$117,461,694

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		17,733

NET ASSETS – 100.0%		$117,479,427

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	18	09/15/23	$1,812,240	$14,715

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 1.9%
80,108	AAR Corp.*	$ 4,790,459
36,010	Ducommun, Inc.*	1,805,541
202,914	Kratos Defense & Security Solutions, Inc.*	3,061,972
4,409	Moog, Inc., Class A	464,885
33,182	National Presto Industries, Inc.	2,598,483
26,765	Parsons Corp.*	1,322,726
358,619	Triumph Group, Inc.*	4,536,530

		18,580,596

Automobile Components – 1.2%
63,774	Adient PLC*	2,714,221
579,626	American Axle & Manufacturing Holdings, Inc.*	5,477,466
23,154	Dana, Inc.	439,463
159,819	Goodyear Tire & Rubber Co. (The)*	2,569,890
13,575	Modine Manufacturing Co.*	509,877

		11,710,917

Banks – 14.9%
43,006	1st Source Corp.	2,016,981
157,437	Amalgamated Financial Corp.	3,142,442
121,039	Ameris Bancorp	5,283,352
271,970	Associated Banc-Corp.	5,153,831
66,942	Axos Financial, Inc.*	3,146,274
9,129	BancFirst Corp.	911,987
231,613	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	7,441,726
71,382	BankUnited, Inc.	2,130,039
3,224	Bankwell Financial Group, Inc.	88,176
39,285	Banner Corp.	1,870,359
65,001	BayCom Corp.	1,310,420
60,315	Business First Bancshares, Inc.	1,233,442
19,259	Cadence Bank	482,438
26,315	Capital Bancorp, Inc.	530,247
39,060	Capstar Financial Holdings, Inc.	581,213
27,271	Carter Bankshares, Inc.*	400,611
33,407	Cathay General Bancorp	1,270,802
174,686	Central Pacific Financial Corp.	3,186,273
21,533	Community Trust Bancorp, Inc.	826,437
9,685	CrossFirst Bankshares, Inc.*	113,024
125,103	CVB Financial Corp.	2,360,694

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
80,485	Enterprise Financial Services Corp.	$ 3,299,885
26,576	FB Financial Corp.	941,322
20,629	Financial Institutions, Inc.	395,664
328,514	First BanCorp. (Puerto Rico)	4,878,433
10,223	First Financial Bancorp	236,049
3,817	First Financial Corp.	145,848
31,091	First Interstate BancSystem, Inc., Class A	893,244
173,352	Glacier Bancorp, Inc.	5,668,610
48,692	Great Southern Bancorp, Inc.	2,694,128
132,843	Hancock Whitney Corp.	5,846,420
172,883	Hanmi Financial Corp.	3,284,777
80,414	Heartland Financial USA, Inc.	2,761,417
46,903	Heritage Commerce Corp.	450,269
183,545	Heritage Financial Corp.	3,443,304
37,740	Home BancShares, Inc.	917,459
34,702	HomeTrust Bancshares, Inc.	843,606
32,917	Hope Bancorp, Inc.	357,479
109,413	Independent Bank Corp.	2,260,473
100,681	International Bancshares Corp.	4,997,805
41,882	Live Oak Bancshares, Inc.	1,586,071
8,535	Macatawa Bank Corp.	84,070
115,591	National Bank Holdings Corp., Class A	3,971,707
34,489	Northeast Bank	1,643,056
33,749	OFG Bancorp (Puerto Rico)	1,130,254
247,191	Old National Bancorp	4,209,663
149,378	Old Second Bancorp, Inc.	2,388,554
108,899	Origin Bancorp, Inc.	3,550,107
46,579	Pathward Financial, Inc.	2,420,245
38,022	PCB Bancorp	620,519
17,631	Preferred Bank	1,165,056
7,053	Provident Financial Services, Inc.	130,763
2,716	QCR Holdings, Inc.	139,141
54,699	Renasant Corp.	1,692,387
6,368	Republic Bancorp, Inc., Class A	291,845
145,621	Seacoast Banking Corp. of Florida	3,598,295
56,544	Sierra Bancorp	1,190,817
9,849	Southern First Bancshares, Inc.*	297,243
14,286	Southside Bancshares, Inc.	474,438
25,749	SouthState Corp.	1,999,925
21,976	Texas Capital Bancshares, Inc.*	1,403,168
107,810	TrustCo Bank Corp.	3,276,346

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
44,229	Trustmark Corp.	$ 1,161,454
74,617	UMB Financial Corp.	5,297,807
19,999	United Bankshares, Inc.	668,767
46,701	United Community Banks, Inc.	1,357,598
16,548	Unity Bancorp, Inc.	438,853
593,620	Valley National Bancorp	6,090,541
174,033	Veritex Holdings, Inc.	3,743,450
27,694	Washington Trust Bancorp, Inc.	887,870
47,197	Westamerica BanCorp	2,321,620
22,278	WSFS Financial Corp.	974,662

		148,003,252

Beverages – 0.8%
367	Coca-Cola Consolidated, Inc.	232,461
533,886	Primo Water Corp.	7,565,165

		7,797,626

Biotechnology – 5.2%
16,183	2seventy bio, Inc.*	122,829
26,940	4D Molecular Therapeutics, Inc.*	493,002
129,880	ADMA Biologics, Inc.*	539,002
93,541	Allakos, Inc.*	503,251
138,405	Allogene Therapeutics, Inc.*	686,489
25,486	Allovir, Inc.*	83,849
63,843	ALX Oncology Holdings, Inc.*	390,081
22,916	Arcturus Therapeutics Holdings, Inc.*	801,143
69,319	Aurinia Pharmaceuticals, Inc. (Canada)*	802,714
73,869	Avidity Biosciences, Inc.*	702,494
154,094	Biohaven Ltd.*	3,063,389
11,184	Bridgebio Pharma, Inc.*	391,552
65,269	CareDx, Inc.*	712,085
48,631	Caribou Biosciences, Inc.*	349,657
21,505	Celldex Therapeutics, Inc.*	760,417
153,930	Deciphera Pharmaceuticals, Inc.*	2,081,134
69,894	Design Therapeutics, Inc.*(a)	568,937
44,473	Dyne Therapeutics, Inc.*	541,681
57,576	Enanta Pharmaceuticals, Inc.*	1,092,217
128,574	Erasca, Inc.*	339,435
30,313	Fate Therapeutics, Inc.*	125,193
167,719	Generation Bio Co.*	852,012
130,559	Ideaya Biosciences, Inc.*	2,919,299

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
364,722	Iovance Biotherapeutics, Inc.*	$ 2,647,882
105,425	iTeos Therapeutics, Inc.*	1,482,275
166,147	KalVista Pharmaceuticals, Inc.*	1,678,085
18,570	Kiniksa Pharmaceuticals Ltd., Class A*	349,859
173,967	Kodiak Sciences, Inc.*	520,161
119,176	MacroGenics, Inc.*	568,470
232,293	MannKind Corp.*	1,061,579
61,641	MeiraGTx Holdings PLC*	388,338
88,275	Myriad Genetics, Inc.*	1,972,946
129,036	Nurix Therapeutics, Inc.*	1,252,940
185,334	PMV Pharmaceuticals, Inc.*	1,212,084
49,918	Poseida Therapeutics, Inc.*	86,358
99,038	Recursion Pharmaceuticals, Inc., Class A*	1,398,417
23,699	REGENXBIO, Inc.*	450,281
98,164	Replimune Group, Inc.*	2,068,315
57,020	REVOLUTION Medicines, Inc.*	1,496,775
125,658	Rocket Pharmaceuticals, Inc.*	2,268,127
237,269	Sana Biotechnology, Inc.*(a)	1,390,396
454,266	Sutro Biopharma, Inc.*	2,030,569
20,314	TG Therapeutics, Inc.*	420,297
506,748	Vanda Pharmaceuticals, Inc.*	2,929,003
136,776	Veracyte, Inc.*	3,754,501
9,404	Verve Therapeutics, Inc.*	192,688
43,640	Vir Biotechnology, Inc.*	614,451
59,651	Y-mAbs Therapeutics, Inc.*	363,275

		51,519,934

Building Products – 0.9%
30,848	American Woodmark Corp.*	2,364,191
1,924	Griffon Corp.	80,269
11,277	JELD-WEN Holding, Inc.*	200,844
502,081	Masterbrand, Inc.*	6,200,700
2,900	Simpson Manufacturing Co., Inc.	458,200

		9,304,204

Capital Markets – 0.2%
18,479	StoneX Group, Inc.*	1,700,253

Chemicals – 1.2%
122,549	Aspen Aerogels, Inc.*	1,022,059
45,646	Avient Corp.	1,850,032

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
646	Innospec, Inc.	$ 69,212
90,444	LSB Industries, Inc.*	1,010,259
120,085	Minerals Technologies, Inc.	7,367,215
24,183	PureCycle Technologies, Inc.*	286,327

		11,605,104

Commercial Services & Supplies – 1.3%
105,892	ACV Auctions, Inc., Class A*	1,852,051
124,256	BrightView Holdings, Inc.*	958,014
188,792	Ennis, Inc.	4,066,580
33,919	OPENLANE, Inc.*	532,528
535,611	Steelcase, Inc., Class A	4,590,186
3,173	UniFirst Corp.	514,978

		12,514,337

Communications Equipment – 0.6%
225,943	NetScout Systems, Inc.*	6,315,107

Construction & Engineering – 1.1%
101,649	Arcosa, Inc.	7,845,270
2,962	Comfort Systems USA, Inc.	515,299
8,973	Northwest Pipe Co.*	292,340
28,599	Sterling Infrastructure, Inc.*	1,715,654
10,970	Tutor Perini Corp.*	92,697

		10,461,260

Construction Materials – 0.8%
225,151	Summit Materials, Inc., Class A*	8,145,963

Consumer Finance – 0.1%
73,814	LendingClub Corp.*	619,299

Consumer Staples Distribution & Retail – 0.1%
47,638	Natural Grocers by Vitamin Cottage, Inc.	593,093

Diversified Consumer Services – 0.9%
89,219	2U, Inc.*	426,467
20,658	Coursera, Inc.*	324,124
31,167	Duolingo, Inc.*	4,836,807
63,495	Frontdoor, Inc.*	2,217,245

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – (continued)
1,709	Graham Holdings Co., Class B	$ 1,002,756

		8,807,399

Diversified REITs – 1.9%
175,826	Alexander & Baldwin, Inc. REIT	3,375,859
158,034	American Assets Trust, Inc. REIT	3,555,765
301,661	Broadstone Net Lease, Inc. REIT	4,917,074
22,838	Empire State Realty Trust, Inc., Class A REIT	204,400
269,079	Essential Properties Realty Trust, Inc. REIT	6,605,890

		18,658,988

Diversified Telecommunication Services – 0.1%
25,800	Bandwidth, Inc., Class A*	390,870
173,297	Globalstar, Inc.*	187,161

		578,031

Electric Utilities – 0.2%
31,187	ALLETE, Inc.	1,791,069

Electrical Equipment – 1.9%
10,959	Atkore, Inc.*	1,738,864
46,937	Encore Wire Corp.	8,011,677
165,917	FTC Solar, Inc.*	630,485
47,802	NEXTracker, Inc., Class A*	2,024,415
72,032	Powell Industries, Inc.	4,378,105
84,848	Thermon Group Holdings, Inc.*	2,342,653

		19,126,199

Electronic Equipment, Instruments & Components – 2.3%
23,780	Itron, Inc.*	1,870,772
91,668	Knowles Corp.*	1,674,774
32,387	Methode Electronics, Inc.	1,089,499
43,040	nLight, Inc.*	619,776
52,997	PC Connection, Inc.	2,565,585
117,304	Sanmina Corp.*	7,209,504
281,645	TTM Technologies, Inc.*	4,044,422
37,624	Vishay Intertechnology, Inc.	1,059,116
71,058	Vishay Precision Group, Inc.*	2,658,280

		22,791,728

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – 1.7%
21,256	DMC Global, Inc.*	$ 400,888
77,707	Dril-Quip, Inc.*	2,011,834
105,545	Helix Energy Solutions Group, Inc.*	1,013,232
4,987	Helmerich & Payne, Inc.	223,268
115,976	Liberty Energy, Inc.	1,910,125
16,271	Nabors Industries Ltd.*	1,993,035
331,553	Oil States International, Inc.*	2,665,686
144,418	Patterson-UTI Energy, Inc.	2,287,581
322,614	RPC, Inc.	2,684,149
136,695	US Silica Holdings, Inc.*	1,778,402

		16,968,200

Entertainment – 0.0%
9,353	Madison Square Garden Entertainment Corp.*	325,859

Financial Services – 3.9%
148,233	A-Mark Precious Metals, Inc.	6,046,424
248,080	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	5,785,226
46,693	Cannae Holdings, Inc.*	951,603
143,003	Essent Group Ltd.	7,092,949
5,086	EVERTEC, Inc. (Puerto Rico)	200,032
442,570	Marqeta, Inc., Class A*	2,469,541
139,954	Merchants Bancorp	4,423,946
220,924	NMI Holdings, Inc., Class A*	5,900,880
115,272	Radian Group, Inc.	3,104,275
63,230	Repay Holdings Corp.*	527,970
157,249	StoneCo Ltd., Class A (Brazil)*	2,278,538

		38,781,384

Food Products – 0.3%
88,094	B&G Foods, Inc.(a)	1,168,127
19,174	John B. Sanfilippo & Son, Inc.	2,088,240

		3,256,367

Gas Utilities – 0.7%
73,522	Northwest Natural Holding Co.	3,159,240
40,640	ONE Gas, Inc.	3,215,843
5,290	Southwest Gas Holdings, Inc.	348,823

		6,723,906

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – 0.1%
7,438	ArcBest Corp.	$ 865,188

Health Care Equipment & Supplies – 1.0%
123,642	AngioDynamics, Inc.*	1,074,449
9,684	Artivion, Inc.*	168,695
4,115	AtriCure, Inc.*	227,765
22,609	Inari Medical, Inc.*	1,290,296
12,311	Inogen, Inc.*	100,581
14,370	LivaNova PLC*	839,926
72,002	Nano-X Imaging Ltd. (Israel)*(a)	892,825
7,829	Utah Medical Products, Inc.	769,826
182,308	Varex Imaging Corp.*	4,245,953

		9,610,316

Health Care Providers & Services – 1.9%
17,677	Accolade, Inc.*	265,509
568,493	Brookdale Senior Living, Inc.*	2,001,095
83,514	Cano Health, Inc.*	122,766
44,967	Community Health Systems, Inc.*	197,405
3,345	Fulgent Genetics, Inc.*	129,886
151,103	Hims & Hers Health, Inc.*	1,355,394
47,837	Joint Corp. (The)*	645,799
87,765	National HealthCare Corp.	5,179,890
74,201	NeoGenomics, Inc.*	1,285,903
66,989	Owens & Minor, Inc.*	1,288,868
285,853	Pediatrix Medical Group, Inc.*	3,924,762
23,279	Pennant Group, Inc. (The)*	267,243
14,297	Progyny, Inc.*	597,043
43,309	Select Medical Holdings Corp.	1,299,703
1,677	Surgery Partners, Inc.*	64,783

		18,626,049

Health Care REITs – 0.1%
526,904	Diversified Healthcare Trust REIT	1,101,229

Health Care Technology – 0.2%
124,224	American Well Corp., Class A*	304,349
56,157	Health Catalyst, Inc.*	787,883
44,875	HealthStream, Inc.	1,008,790
9,946	Phreesia, Inc.*	315,487

		2,416,509

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotel & Resort REITs – 4.0%
373,697	Apple Hospitality REIT, Inc. REIT	$ 5,792,303
486,873	Chatham Lodging Trust REIT	4,673,981
818,221	DiamondRock Hospitality Co. REIT	6,954,879
646,840	RLJ Lodging Trust REIT	6,662,452
21,701	Ryman Hospitality Properties, Inc. REIT	2,067,888
616,617	Service Properties Trust REIT	5,235,078
441,139	Summit Hotel Properties, Inc. REIT	2,840,935
256,294	Sunstone Hotel Investors, Inc. REIT	2,611,636
234,884	Xenia Hotels & Resorts, Inc. REIT	2,983,027

		39,822,179

Hotels, Restaurants & Leisure – 1.4%
101,260	Chuy’s Holdings, Inc.*	4,211,403
22,363	Everi Holdings, Inc.*	331,867
206,822	First Watch Restaurant Group, Inc.*	3,855,162
112,692	Lindblad Expeditions Holdings, Inc.*	1,332,019
45,972	Portillo’s, Inc., Class A*	1,059,655
682,348	Sabre Corp.*	2,797,627
37,880	Xponential Fitness, Inc., Class A*	800,026

		14,387,759

Household Durables – 3.3%
16,358	Beazer Homes USA, Inc.*	550,120
57,681	Green Brick Partners, Inc.*	3,260,130
4,736	Hovnanian Enterprises, Inc., Class A*	504,952
67,889	KB Home	3,663,969
61,136	LGI Homes, Inc.*	8,482,620
87,088	M/I Homes, Inc.*	8,708,800
103,561	Taylor Morrison Home Corp.*	5,014,424
94,792	Tri Pointe Homes, Inc.*	3,021,969

		33,206,984

Independent Power and Renewable Electricity Producers – 0.0%
71,716	Altus Power, Inc.*(a)	488,386

Industrial REITs – 1.5%
601,424	LXP Industrial Trust REIT	6,056,339
22,575	Plymouth Industrial REIT, Inc. REIT	514,033
144,232	Terreno Realty Corp. REIT	8,558,727

		15,129,099

Shares	Description	Value

Common Stocks – (continued)
Insurance – 5.8%
116,075	Ambac Financial Group, Inc.*	$ 1,641,300
176,052	American Equity Investment Life Holding Co.	9,448,711
53,197	AMERISAFE, Inc.	2,772,628
336,749	CNO Financial Group, Inc.	8,661,184
164,717	Employers Holdings, Inc.	6,363,018
11,097	Enstar Group Ltd.*	2,839,500
906,370	Genworth Financial, Inc., Class A*	5,311,328
93,475	Goosehead Insurance, Inc., Class A*	6,250,673
1,728	Investors Title Co.	270,518
146,596	James River Group Holdings Ltd.	2,710,560
82,290	Lemonade, Inc.*(a)	1,913,243
163,809	Oscar Health, Inc., Class A*	1,231,844
23,403	Palomar Holdings, Inc.*	1,417,286
33,511	Skyward Specialty Insurance Group, Inc.*	793,876
105,517	Stewart Information Services Corp.	4,973,016
75,612	Tiptree, Inc.	1,116,789
11,792	Universal Insurance Holdings, Inc.	183,130

		57,898,604

Interactive Media & Services – 0.6%
160,347	Bumble, Inc., Class A*	2,969,626
280,816	fuboTV, Inc.*(a)	946,350
464,081	Vimeo, Inc.*	1,912,014

		5,827,990

IT Services – 0.5%
160,235	Fastly, Inc., Class A*	2,943,517
43,194	Rackspace Technology, Inc.*	100,210
61,486	Squarespace, Inc., Class A*	2,037,646

		5,081,373

Leisure Products – 0.4%
77,711	Latham Group, Inc.*	306,181
4,143	Malibu Boats, Inc., Class A*	248,373
180,643	Topgolf Callaway Brands Corp.*	3,607,441

		4,161,995

Life Sciences Tools & Services – 0.7%
402,961	Adaptive Biotechnologies Corp.*	3,400,991
28,213	NanoString Technologies, Inc.*	134,294
2,023	OmniAb, Inc. 12.5 Earnout*(b)	—

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
2,023	OmniAb, Inc. 15.00 Earnout*(b)	$ —
245,837	Pacific Biosciences of California, Inc.*	3,247,507

		6,782,792

Machinery – 2.4%
43,332	Barnes Group, Inc.	1,702,948
103,709	Columbus McKinnon Corp.	4,391,039
13,998	EnPro Industries, Inc.	1,942,642
6,989	Franklin Electric Co., Inc.	690,653
45,619	Greenbrier Cos., Inc. (The)	2,107,142
76,482	Kennametal, Inc.	2,331,171
81,611	Manitowoc Co., Inc. (The)*	1,478,791
79,486	Miller Industries, Inc.	3,015,699
66,588	Mueller Industries, Inc.	5,397,623
267,956	Nikola Corp.*(a)	715,443
44,118	REV Group, Inc.	570,446

		24,343,597

Marine Transportation – 0.6%
402,400	Costamare, Inc. (Monaco)	4,494,808
467,961	Safe Bulkers, Inc. (Greece)	1,558,310

		6,053,118

Media – 1.1%
53,713	Cardlytics, Inc.*	626,831
379,930	Clear Channel Outdoor Holdings, Inc.*	683,874
1,317	Daily Journal Corp.*	381,298
327,443	EW Scripps Co. (The), Class A*	3,228,588
229,288	Gray Television, Inc.	2,171,357
174,382	Thryv Holdings, Inc.*	4,132,853

		11,224,801

Metals & Mining – 3.0%
137,151	Carpenter Technology Corp.	8,209,859
944,451	Coeur Mining, Inc.*	2,908,909
93,643	Commercial Metals Co.	5,358,252
89,206	Constellium SE*	1,702,943
93,749	Haynes International, Inc.	4,702,450
52,809	Olympic Steel, Inc.	2,946,214
50,839	Piedmont Lithium, Inc.*	2,789,027
10,023	Ryerson Holding Corp.	425,877

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
17,047	Warrior Met Coal, Inc.	$ 754,330

		29,797,861

Mortgage Real Estate Investment Trusts (REITs) – 2.4%
26,587	Apollo Commercial Real Estate Finance, Inc. REIT	313,727
826,570	ARMOUR Residential REIT, Inc. REIT	4,223,773
204,563	Blackstone Mortgage Trust, Inc., Class A REIT	4,702,903
438,858	BrightSpire Capital, Inc. REIT	3,229,995
60,651	Chimera Investment Corp. REIT	380,888
176,404	KKR Real Estate Finance Trust, Inc. REIT	2,197,994
145,902	Ladder Capital Corp. REIT	1,603,463
333,921	MFA Financial, Inc. REIT	3,759,951
128,999	Nexpoint Real Estate Finance, Inc. REIT	2,207,173
68,714	Redwood Trust, Inc. REIT	517,416
34,142	Two Harbors Investment Corp. REIT	457,844

		23,595,127

Multi-Utilities – 0.3%
57,326	Black Hills Corp.	3,458,478

Office REITs – 0.8%
273,402	City Office REIT, Inc. REIT	1,495,509
318,971	Equity Commonwealth REIT	6,248,642

		7,744,151

Oil, Gas & Consumable Fuels – 7.3%
100,947	Amplify Energy Corp.*	740,951
274,484	Ardmore Shipping Corp. (Ireland)	3,864,735
9,494	Centrus Energy Corp., Class A*	356,974
25,165	Chord Energy Corp.	3,946,879
14,470	Civitas Resources, Inc.	1,083,224
33,014	Clean Energy Fuels Corp.*	162,759
38,746	CONSOL Energy, Inc.	2,887,352
144,874	Delek US Holdings, Inc.	3,997,074
541,714	DHT Holdings, Inc.	5,335,883
49,414	Dorian LPG Ltd.	1,469,572
195,489	Golar LNG Ltd. (Cameroon)	4,715,195
6,265	Green Plains, Inc.*	222,470
157,115	International Seaways, Inc.	6,738,662

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,353,622	Nordic American Tankers Ltd.	$ 5,942,401
79,508	PBF Energy, Inc., Class A	3,771,859
104,413	Peabody Energy Corp.	2,343,028
216,154	Permian Resources Corp.	2,526,840
144,043	Scorpio Tankers, Inc. (Monaco)	6,775,783
183,641	SFL Corp. Ltd. (Norway)	1,810,700
470,709	Teekay Corp. (Bermuda)*	3,134,922
155,340	Teekay Tankers Ltd., Class A (Canada)	6,774,377
79,166	Tellurian, Inc.*	136,166
156,676	Vitesse Energy, Inc.	3,946,668

		72,684,474

Passenger Airlines – 0.8%
32,886	Hawaiian Holdings, Inc.*	381,149
525,300	JetBlue Airways Corp.*	4,081,581
96,766	Joby Aviation, Inc.*(a)	866,055
33,900	SkyWest, Inc.*	1,491,261
52,598	Sun Country Airlines Holdings, Inc.*	1,134,013

		7,954,059

Personal Care Products – 0.3%
22,576	elf Beauty, Inc.*	2,635,071

Pharmaceuticals – 1.0%
34,773	Amneal Pharmaceuticals, Inc.*	111,274
231,302	Assertio Holdings, Inc.*	1,316,108
103,626	Atea Pharmaceuticals, Inc.*	355,437
13,677	Edgewise Therapeutics, Inc.*	99,705
11,222	Ligand Pharmaceuticals, Inc.*	751,089
118,363	Prestige Consumer Healthcare, Inc.*	7,718,451

		10,352,064

Professional Services – 0.5%
366,785	Alight, Inc., Class A*	3,587,157
14,205	Exponent, Inc.	1,272,484

		4,859,641

Real Estate Management & Development – 0.9%
243,269	Anywhere Real Estate, Inc.*	2,038,594
175,300	Compass, Inc., Class A*	734,507
170,240	Douglas Elliman, Inc.	376,230

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
8,043	Forestar Group, Inc.*	$ 237,108
324,480	Newmark Group, Inc., Class A	2,245,402
131,976	Opendoor Technologies, Inc.*	674,397
162,041	Redfin Corp.*	2,427,374

		8,733,612

Residential REITs – 1.7%
50,869	Centerspace REIT	3,160,491
26,232	Elme Communities REIT	426,270
498,587	Independence Realty Trust, Inc. REIT	8,495,923
113,381	NexPoint Residential Trust, Inc. REIT	4,712,114

		16,794,798

Retail REITs – 1.3%
269,263	Kite Realty Group Trust REIT	6,160,737
129,200	Macerich Co. (The) REIT	1,647,300
25,860	NETSTREIT Corp. REIT	462,635
59,513	RPT Realty REIT	646,906
245,993	SITE Centers Corp. REIT	3,456,202
20,643	Tanger Factory Outlet Centers, Inc. REIT	483,253

		12,857,033

Semiconductors & Semiconductor Equipment – 0.4%
1,655	Axcelis Technologies, Inc.*	331,794
61,652	Cohu, Inc.*	2,691,110
2,268	Diodes, Inc.*	214,303
3,780	Ichor Holdings Ltd.*	146,362
1,370	Synaptics, Inc.*	123,725

		3,507,294

Software – 0.9%
56,739	Asana, Inc., Class A*	1,377,623
6,198	Cerence, Inc.*	172,366
233,910	Cleanspark, Inc.*	1,405,799
185,950	Clear Secure, Inc., Class A	4,408,875
12,852	LiveRamp Holdings, Inc.*	366,796
14,947	ON24, Inc.	132,281
7,704	Riot Platforms, Inc.*	142,678
128,384	SolarWinds Corp.*	1,353,167

		9,359,585

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialized REITs – 0.3%
101,173	Four Corners Property Trust, Inc. REIT	$ 2,660,850

Specialty Retail – 4.1%
60,303	Aaron’s Co., Inc. (The)	953,993
17,905	American Eagle Outfitters, Inc.	251,565
38,522	Asbury Automotive Group, Inc.*	8,690,563
34,108	Carvana Co.*(a)	1,567,263
11,745	Cato Corp. (The), Class A	99,832
88,658	Chico’s FAS, Inc.*	540,814
412,988	EVgo, Inc.*(a)	1,804,758
32,265	Group 1 Automotive, Inc.	8,341,470
22,775	Haverty Furniture Cos., Inc.	810,790
82,758	Monro, Inc.	3,033,081
50,849	Overstock.com, Inc.*	1,854,463
110,068	Rent the Runway, Inc., Class A*	203,626
25,153	Sleep Number Corp.*	696,487
104,919	Sonic Automotive, Inc., Class A	5,024,571
83,210	Urban Outfitters, Inc.*	3,026,348
8,794	Winmark Corp.	3,196,267
10,404	Zumiez, Inc.*	196,219

		40,292,110

Technology Hardware, Storage & Peripherals – 0.6%
73,870	Eastman Kodak Co.*	405,546
78,102	IonQ, Inc.*	1,503,464
12,989	Super Micro Computer, Inc.*	4,289,877

		6,198,887

Textiles, Apparel & Luxury Goods – 0.4%
138,513	Allbirds, Inc., Class A*	207,770
200,695	G-III Apparel Group Ltd.*	4,156,393

		4,364,163

Trading Companies & Distributors – 1.8%
33,743	Boise Cascade Co.	3,492,063
6,752	DXP Enterprises, Inc.*	256,441
432,181	NOW, Inc.*	4,922,541
119,026	Rush Enterprises, Inc., Class A	7,698,602
4,042	Titan Machinery, Inc.*	129,021

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
55,544	Xometry, Inc., Class A*(a)	$ 1,153,093

		17,651,761

TOTAL COMMON STOCKS (Cost $906,127,047)		$979,209,062

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $906,127,047)		$979,209,062

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.1%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,765,766	5.220%	$ 10,765,766
(Cost $10,765,766)

TOTAL INVESTMENTS – 99.7% (Cost $916,892,813)		$989,974,828

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		2,885,542

NET ASSETS – 100.0%		$992,860,370

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 2.9%
31,392	Boeing Co. (The)*	$ 7,497,979
101,561	Howmet Aerospace, Inc.	5,193,830
26,968	Lockheed Martin Corp.	12,037,706
35,851	Textron, Inc.	2,788,132

		27,517,647

Air Freight & Logistics – 0.2%
16,748	C.H. Robinson Worldwide, Inc.	1,677,815

Automobiles – 2.9%
288,564	General Motors Co.	11,072,201
64,519	Tesla, Inc.*	17,254,316

		28,326,517

Banks – 2.5%
397,144	Bank of America Corp.	12,708,608
19,045	Commerce Bancshares, Inc.	1,012,813
63,240	JPMorgan Chase & Co.	9,989,390

		23,710,811

Beverages – 2.7%
255,348	Coca-Cola Co. (The)	15,813,702
186,717	Monster Beverage Corp.*	10,734,360

		26,548,062

Biotechnology – 3.9%
113,493	AbbVie, Inc.	16,976,283
103,324	Incyte Corp.*	6,583,805
31,754	Moderna, Inc.*	3,736,175
30,399	Vertex Pharmaceuticals, Inc.*	10,710,784

		38,007,047

Broadline Retail – 2.9%
212,258	Amazon.com, Inc.*	28,374,649

Building Products – 1.2%
171,877	Johnson Controls International PLC	11,954,045

Capital Markets – 1.9%
27,018	Bank of New York Mellon Corp. (The)	1,225,536
61,729	CME Group, Inc.	12,281,602
5,084	MSCI, Inc.	2,786,439

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
27,395	Northern Trust Corp.	$ 2,194,887

		18,488,464

Chemicals – 3.1%
31,834	Dow, Inc.	1,797,666
61,857	Element Solutions, Inc.	1,296,523
36,925	Linde PLC	14,425,490
14,266	Mosaic Co. (The)	581,482
44,236	Sherwin-Williams Co. (The)	12,231,254

		30,332,415

Commercial Services & Supplies – 2.3%
22,655	Cintas Corp.	11,373,716
70,891	Republic Services, Inc.	10,712,339

		22,086,055

Communications Equipment – 1.2%
70,134	Arista Networks, Inc.*	10,877,082
1,402	Motorola Solutions, Inc.	401,855

		11,278,937

Construction Materials – 1.2%
2,756	Martin Marietta Materials, Inc.	1,230,444
46,610	Vulcan Materials Co.	10,277,505

		11,507,949

Consumer Finance – 1.1%
103,636	Ally Financial, Inc.	3,165,043
18,330	Capital One Financial Corp.	2,144,977
157,145	Synchrony Financial	5,427,788

		10,737,808

Consumer Staples Distribution & Retail – 3.0%
27,515	Costco Wholesale Corp.	15,426,835
25,926	Kroger Co. (The)	1,261,040
76,974	Walmart, Inc.	12,305,064

		28,992,939

Distributors – 0.8%
149,247	LKQ Corp.	8,177,243

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 1.2%
70,636	AMETEK, Inc.	$ 11,202,870

Electronic Equipment, Instruments & Components – 0.5%
38,540	Amphenol Corp., Class A	3,403,468
4,742	Teledyne Technologies, Inc.*	1,823,441

		5,226,909

Entertainment – 0.6%
11,383	Netflix, Inc.*	4,996,795
28,400	ROBLOX Corp., Class A*	1,114,700

		6,111,495

Financial Services – 2.9%
75,372	Berkshire Hathaway, Inc., Class B*	26,527,929
45,505	Toast, Inc., Class A*	1,004,295

		27,532,224

Food Products – 0.6%
169,571	Kraft Heinz Co. (The)	6,135,079

Ground Transportation – 0.4%
6,777	Ryder System, Inc.	692,271
3,196	Saia, Inc.*	1,352,355
44,539	Uber Technologies, Inc.*	2,202,899

		4,247,525

Health Care Equipment & Supplies – 1.8%
102,591	Boston Scientific Corp.*	5,319,343
74,866	Envista Holdings Corp.*	2,576,139
10,828	Inspire Medical Systems, Inc.*	3,116,407
7,909	Intuitive Surgical, Inc.*	2,565,679
12,049	Penumbra, Inc.*	3,655,185

		17,232,753

Health Care Providers & Services – 2.8%
73,656	Centene Corp.*	5,015,237
88,029	CVS Health Corp.	6,574,886
27,654	Elevance Health, Inc.	13,042,456
4,288	UnitedHealth Group, Inc.	2,171,315

		26,803,894

Shares	Description	Value

Common Stocks – (continued)
Health Care REITs – 1.1%
211,698	Ventas, Inc. REIT	$ 10,271,587

Hotel & Resort REITs – 1.3%
334,916	Host Hotels & Resorts, Inc. REIT	6,162,454
494,471	Park Hotels & Resorts, Inc. REIT	6,739,640

		12,902,094

Hotels, Restaurants & Leisure – 0.8%
23,234	Airbnb, Inc., Class A*	3,535,983
8,761	Hilton Worldwide Holdings, Inc.	1,362,248
56,289	Norwegian Cruise Line Holdings Ltd.*	1,242,298
17,773	Royal Caribbean Cruises Ltd.*	1,939,212

		8,079,741

Household Durables – 0.5%
41,091	Lennar Corp., Class A	5,211,572

Household Products – 0.3%
25,541	Kimberly-Clark Corp.	3,297,343

Industrial REITs – 1.6%
32,574	First Industrial Realty Trust, Inc. REIT	1,684,076
100,203	Prologis, Inc. REIT	12,500,324
23,411	Rexford Industrial Realty, Inc. REIT	1,289,712

		15,474,112

Insurance – 3.7%
41,883	Arch Capital Group Ltd.*	3,253,890
57,533	Chubb Ltd.	11,760,321
35,226	Globe Life, Inc.	3,951,300
1,265	Kinsale Capital Group, Inc.	471,377
25,953	Progressive Corp. (The)	3,269,559
42,200	Prudential Financial, Inc.	4,071,878
2,317	Reinsurance Group of America, Inc.	325,191
48,596	Travelers Cos., Inc. (The)	8,388,156

		35,491,672

Interactive Media & Services – 5.7%
124,412	Alphabet, Inc., Class A*	16,511,961
221,419	Alphabet, Inc., Class C*	29,473,083
27,113	Meta Platforms, Inc., Class A*	8,638,202

		54,623,246

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 0.8%
7,932	Cloudflare, Inc., Class A*	$ 545,484
17,989	Gartner, Inc.*	6,360,730
5,512	Snowflake, Inc., Class A*	979,538

		7,885,752

Life Sciences Tools & Services – 1.6%
43,808	Agilent Technologies, Inc.	5,334,500
57,445	Bruker Corp.	3,947,620
4,385	Mettler-Toledo International, Inc.*	5,514,006
1,639	West Pharmaceutical Services, Inc.	603,218

		15,399,344

Machinery – 0.4%
26,131	PACCAR, Inc.	2,250,663
5,015	RBC Bearings, Inc.*	1,133,641

		3,384,304

Media – 0.6%
59,105	Trade Desk, Inc. (The), Class A*	5,393,922

Oil, Gas & Consumable Fuels – 1.6%
49,310	Cheniere Energy, Inc.	7,981,316
8,086	Exxon Mobil Corp.	867,143
6,142	Hess Corp.	931,926
6,593	Marathon Petroleum Corp.	877,001
35,231	Valero Energy Corp.	4,541,628

		15,199,014

Pharmaceuticals – 4.7%
199,627	Bristol-Myers Squibb Co.	12,414,803
389,265	Elanco Animal Health, Inc.*	4,698,429
71,591	Johnson & Johnson	11,993,640
27,930	Organon & Co.	613,902
235,298	Royalty Pharma PLC, Class A	7,383,651
46,189	Zoetis, Inc.	8,687,689

		45,792,114

Real Estate Management & Development – 0.2%
21,040	CoStar Group, Inc.*	1,766,729

Residential REITs – 0.2%
3,678	AvalonBay Communities, Inc. REIT	693,855

Shares	Description	Value

Common Stocks – (continued)
Residential REITs – (continued)
5,767	Mid-America Apartment Communities, Inc. REIT	$ 863,089

		1,556,944

Semiconductors & Semiconductor Equipment – 5.2%
48,108	Intel Corp.	1,720,823
7,566	KLA Corp.	3,888,546
100,889	Microchip Technology, Inc.	9,477,513
4,512	Micron Technology, Inc.	322,112
64,747	NVIDIA Corp.	30,255,625
18,986	NXP Semiconductors NV (China)	4,233,498

		49,898,117

Software – 10.5%
32,385	Autodesk, Inc.*	6,865,296
100,930	Fortinet, Inc.*	7,844,280
10,098	HubSpot, Inc.*	5,862,394
13,271	Intuit, Inc.	6,790,771
158,913	Microsoft Corp.	53,382,055
48,936	Salesforce, Inc.*	11,011,089
7,679	ServiceNow, Inc.*	4,476,857
48,252	Splunk, Inc.*	5,227,139
785	Zscaler, Inc.*	125,898

		101,585,779

Specialized REITs – 0.3%
28,350	Lamar Advertising Co., Class A REIT	2,798,145

Specialty Retail – 3.3%
96,273	CarMax, Inc.*	7,953,113
179,131	Chewy, Inc., Class A*	6,072,541
10,240	Five Below, Inc.*	2,133,402
11,317	O’Reilly Automotive, Inc.*	10,477,165
47,707	Ross Stores, Inc.	5,469,130

		32,105,351

Technology Hardware, Storage & Peripherals – 8.3%
322,994	Apple, Inc.	63,452,171
120,046	Dell Technologies, Inc., Class C	6,352,835
602,806	Hewlett Packard Enterprise Co.	10,476,768

		80,281,774

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.6%
7,095	Crocs, Inc.*	$ 768,743
27,071	Lululemon Athletica, Inc.*	10,247,186
82,244	Skechers USA, Inc., Class A*	4,571,121

		15,587,050

Trading Companies & Distributors – 0.1%
2,832	Ferguson PLC	457,708

TOTAL INVESTMENTS – 99.0% (Cost $735,085,495)		$956,654,566

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		9,855,091

NET ASSETS – 100.0%		$966,509,657

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	1	09/15/23	$230,725	$13,228

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2023:

LARGE CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$1,009,886,220	$—	$—

Total	$1,009,886,220	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$806,911	$—	$—

Total	$806,911	$—	$—

LARGE CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$957,699	$—	$—
North America	338,681,552	—	—
South America	112,663	—	—

Total	$339,751,914	$—	$—

SMALL CAP EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$700,710	$—	$—
Asia	1,877,301	—	—
Europe	3,248,659	—	—
North America	387,596,665	—	—
South America	915,739	—	—
Securities Lending Reinvestment Vehicle	3,930,232	—	—

Total	$398,269,306	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$306,436	$—	$—
Asia	1,037,889	—	—
Europe	565,872	—	—
North America	112,350,234	—	—
South America	178,618	—	—
Investment Company	1,657,179	—	—
Securities Lending Reinvestment Vehicle	1,365,466	—	—

Total	$117,461,694	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$14,715	$—	$—

Total	$14,715	$—	$—

SMALL CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$4,715,195	$—	$—
Asia	892,825	—	—
Europe	18,504,336	—	—
North America	952,818,168	—	—
South America	2,278,538	—	—
Securities Lending Reinvestment Vehicle	10,765,766	—	—

Total	$989,974,828	$—	$—

U.S. EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,233,498	$—	$—
North America	952,421,068	—	—

Total	$956,654,566	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$13,228	$—	$—

Total	$13,228	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.